As filed with the Securities and Exchange Commission on September 25, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File No.   811-08261

                              MEMBERS MUTUAL FUNDS
                             5910 Mineral Point Road
                                Madison, WI 53705
                      (Registrant's Exact Name and Address)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (608) 238-5851

Date of fiscal year end:       October 31

Date of reporting period:      July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

                                              [LOGO OF MEMBERS MUTUAL FUNDS](TM)
--------------------------------------------------------------------------------
           MEMBERS(R) MUTUAL FUNDS
           QUARTERLY PORTFOLIO HOLDINGS REPORT
           JULY 31, 2008
--------------------------------------------------------------------------------

       CONSERVATIVE ALLOCATION FUND                     LARGE CAP VALUE FUND

       MODERATE ALLOCATION FUND                         LARGE CAP GROWTH FUND

       AGGRESSIVE ALLOCATION FUND                       MID CAP VALUE FUND

       CASH RESERVES FUND                               MID CAP GROWTH FUND

       BOND FUND                                        SMALL CAP VALUE FUND

       HIGH INCOME FUND                                 SMALL CAP GROWTH FUND

       DIVERSIFIED INCOME FUND                          INTERNATIONAL STOCK FUND

       THIS MATERIAL IS FOR REPORTING PURPOSES ONLY AND SHALL NOT BE USED IN CONNECTION WITH A SOLICITATION, OFFER OR ANY PROPOSED SALE OR PURCHASE OF SECURITIES UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

================================================================================
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
     Conservative Allocation Fund .....................................        1

     Moderate Allocation Fund .........................................        2

     Aggressive Allocation Fund .......................................        3

     Cash Reserves Fund ...............................................        4

     Bond Fund ........................................................        5

     High Income Fund .................................................        9

     Diversified Income Fund ..........................................       14

     Large Cap Value Fund .............................................       19

     Large Cap Growth Fund ............................................       21

     Mid Cap Value Fund ...............................................       23

     Mid Cap Growth Fund ..............................................       26

     Small Cap Value Fund .............................................       28

     Small Cap Growth Fund ............................................       30

     International Stock Fund .........................................       33

NOTES TO PORTFOLIOS OF INVESTMENTS ....................................       37

OTHER INFORMATION .....................................................       42

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted herein. Past performance does not guarantee future results. MEMBERS Mutual Funds are distributed by CUNA Brokerage Services, Inc. Office of Supervisory Jurisdiction, 2000 Heritage Way, Waverly IA 50677, member FINRA/SIPC.

================================================================================
 CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

INVESTMENT COMPANIES - 99.84%
              DEBT SECURITIES - 60.32%
    492,320   MEMBERS Bond Fund, Class Y (R)                        $  4,775,503
    513,705   MEMBERS High Income Fund,
              Class Y (R)                                              3,462,373
    639,991   Oppenheimer International Bond Fund,
              Class Y                                                  4,147,143
    378,454   T. Rowe Price Spectrum Income Fund                       4,412,773
    341,253   Western Asset Intermediate Bond
              Portfolio, Class I                                       3,378,404
                                                                    ------------
                                                                      20,176,196
                                                                    ------------
              EQUITY SECURITIES - 26.14%
    313,255   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                             4,711,348
    200,570   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              2,699,676
    217,308   MEMBERS Mid Cap Growth Fund,
              Class Y (R)                                              1,332,095
                                                                    ------------
                                                                       8,743,119
                                                                    ------------
              FOREIGN SECURITIES - 12.61%
    270,183   MEMBERS International Stock Fund,
              Class Y (R)                                              3,253,008
     38,155   Principal International Emerging
              Markets Fund, Class I                                      963,424
                                                                    ------------
                                                                       4,216,432
                                                                    ------------
              MONEY MARKET SECURITIES - 0.77%
    256,225   SSgA Prime Money Market Fund                               256,225
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 99.84%                     33,391,972
              (Cost $34,891,154**)                                  ------------

NET OTHER ASSETS AND LIABILITIES - 0.16%                                  52,503
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 33,444,475
                                                                    ============

------------------------------------------------
       *   Non-income producing.
      **   Aggregate cost for Federal tax purposes was $35,002,534.
     (R)   Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

INVESTMENT COMPANIES - 99.97%
              DEBT SECURITIES - 29.73%
    951,701   MEMBERS Bond Fund, Class Y (R)                        $  9,231,498
    697,654   MEMBERS High Income Fund,
              Class Y (R)                                              4,702,185
  1,015,617   Oppenheimer International Bond Fund,
              Class Y                                                  6,581,198
    551,678   T. Rowe Price Spectrum Income Fund                       6,432,571
                                                                    ------------
                                                                      26,947,452
                                                                    ------------
              EQUITY SECURITIES - 43.17%
    127,083   American Beacon Large Cap Value
              Fund, Institutional Class                                2,525,134
     76,611   Ivy Global Natural Resources Fund,
              Class I                                                  2,852,233
    849,470   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                            12,776,033
    333,852   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              4,493,653
    888,577   MEMBERS Mid Cap Growth Fund,
              Class Y (R)                                              5,446,975
    395,723   MEMBERS Small Cap Growth Fund,
              Class Y (R)                                              3,700,009
    266,246   MEMBERS Small Cap Value Fund,
              Class Y (R)                                              2,428,163
     76,025   Neuberger Berman Partners Fund,
              Institutional Class                                      2,204,712
    164,303   Victory Special Value Fund, Class I                      2,707,720
                                                                    ------------
                                                                      39,134,632
                                                                    ------------
              FOREIGN SECURITIES - 26.34%
  1,025,291   MEMBERS International Stock Fund,
              Class Y (R)                                             12,344,505
    177,318   Principal International Emerging
              Markets Fund, Class I                                    4,477,286
    246,728   Thornburg International Value Fund,
              Class I                                                  7,049,024
                                                                    ------------
                                                                      23,870,815
                                                                    ------------
              MONEY MARKET SECURITIES - 0.73%
    664,960   SSgA Prime Money Market Fund                               664,960
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 99.97%                     90,617,859
              (Cost $96,575,026**)                                  ------------

NET OTHER ASSETS AND LIABILITIES - 0.03%                                  23,888
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 90,641,747
                                                                    ============

------------------------------------------------

       *   Non-income producing.
      **   Aggregate cost for Federal tax purposes was $97,044,039.
     (R)   Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

INVESTMENT COMPANIES - 99.95%
              EQUITY SECURITIES - 64.55%
     67,982   American Beacon Large Cap Value
              Fund, Institutional Class                             $  1,350,792
     32,934   Ivy Global Natural Resources Fund,
              Class I                                                  1,226,123
    312,412   MEMBERS Large Cap Growth Fund,
              Class Y (R)*                                             4,698,671
    103,260   MEMBERS Large Cap Value Fund,
              Class Y (R)                                              1,389,882
    476,064   MEMBERS Mid Cap Growth Fund,
              Class Y (R)                                              2,918,274
    222,632   MEMBERS Small Cap Growth Fund,
              Class Y (R)                                              2,081,613
    136,756   MEMBERS Small Cap Value Fund,
              Class Y (R)                                              1,247,213
     58,667   Neuberger Berman Partners Fund,
              Institutional Class                                      1,701,349
    123,219   Victory Special Value Fund, Class I                      2,030,656
                                                                    ------------
                                                                      18,644,573
                                                                    ------------
              FOREIGN SECURITIES - 34.79%
    106,634   Laudus International MarketMasters
              Fund, Select Shares                                      1,982,326
    353,845   MEMBERS International Stock Fund,
              Class Y (R)                                              4,260,288
     71,621   Principal International Emerging
              Markets Fund, Class I                                    1,808,424
     69,884   Thornburg International Value Fund,
              Class I                                                  1,996,590
                                                                    ------------
                                                                      10,047,628
                                                                    ------------
              MONEY MARKET SECURITIES - 0.61%
    177,116   SSgA Prime Money Market Fund                               177,116
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 99.95%
              (Cost $31,222,199**)                                    28,869,317
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.05%                                  14,855
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 28,884,172
                                                                    ============

------------------------------------------------

       *   Non-income producing.
      **   Aggregate cost for Federal tax purposes was $31,555,558.
     (R)   Affiliated Company (see Note 6).

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.74%
              FEDERAL HOME LOAN MORTGAGE CORP. - 28.24% (A)
$   300,000   2.170%, due 08/06/08                                  $    299,910
    705,000   2.200%, due 08/06/08                                       704,785
    750,000   2.220%, due 08/11/08                                       749,537
    400,000   2.228%, due 08/18/08                                       399,579
    750,000   2.080%, due 08/25/08                                       748,960
    350,000   2.080%, due 08/27/08                                       349,474
    500,000   2.376%, due 09/03/08                                       498,911
    750,000   2.390%, due 09/17/08                                       747,660
    450,000   2.290%, due 09/22/08                                       448,511
                                                                    ------------
                                                                       4,947,327
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.91% (A)
    300,000   2.180%, due 08/04/08                                       299,945
    500,000   2.200%, due 08/04/08                                       499,908
    700,000   2.250%, due 08/13/08                                       699,475
    650,000   2.230%, due 08/18/08                                       649,316
    850,000   2.270%, due 08/20/08                                       848,982
    500,000   2.230%, due 08/27/08                                       499,195
    450,000   2.300%, due 09/03/08                                       449,051
    350,000   2.230%, due 09/08/08                                       349,176
    500,000   2.300%, due 09/08/08                                       498,786
    825,000   0.010%, due 09/10/08                                       822,828
    500,000   2.390%, due 09/15/08                                       498,506
                                                                    ------------
                                                                       6,115,168
                                                                    ------------
              U.S. TREASURY BILLS - 32.59% (A)
    800,000   1.560%, due 08/07/08                                       799,792
    800,000   1.725%, due 08/14/08                                       799,502
    450,000   1.462%, due 08/21/08                                       449,635
    400,000   1.791%, due 08/21/08                                       399,602
    550,000   1.805%, due 08/21/08                                       549,448
    750,000   1.747%, due 09/18/08                                       748,253
    725,000   1.630%, due 10/23/08                                       722,275
    750,000   1.940%, due 12/11/08                                       744,666
    500,000   1.812%, due 01/29/09                                       495,445
                                                                    ------------
                                                                       5,708,618
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS            16,771,113
              (Cost $16,771,113)                                    ------------

   Shares
   ------
INVESTMENT COMPANIES - 4.30%

      2,525   JPMorgan Prime Money Market Fund                             2,525
    751,083   SSgA Prime Money Market Fund                               751,083
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                                 753,608
              (Cost $753,608)                                       ------------

TOTAL INVESTMENTS - 100.04%                                           17,524,721
(Cost $17,524,721**)                                                ------------

NET OTHER ASSETS AND LIABILITIES - (0.04)%                                (7,676)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 17,517,045
                                                                    ============

------------------------------------------------

      **   Aggregate cost for Federal tax purposes was $17,524,721.
     (A)   Rate noted represents annualized yield at time of purchase.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

ASSET BACKED - 2.60%
$    64,040   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                  $     58,949
    227,856   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                       172,698
    670,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                       671,098
    318,707   Conseco Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                       310,650
    495,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                       498,919
    560,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                       495,747
  1,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33                                     1,278,740
    282,223   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              5.483%, due 05/25/34                                       112,902
                                                                    ------------
              TOTAL ASSET BACKED                                       3,599,703
              (Cost $4,117,714)                                     ------------

COMMERCIAL MORTGAGE BACKED - 6.73%

    213,998   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       214,542
    640,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       520,220
    525,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       488,445
    325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              4.417%, due 10/12/42                                       237,642
  1,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     1,090,922
  1,200,000   Greenwich Capital Commercial Funding Corp,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     1,168,054
  1,000,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       991,662
    800,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       749,971
  1,150,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     1,088,949
    500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                       479,522
    910,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       888,514
    330,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                       106,201
  1,295,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     1,291,466
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                         9,316,110
              (Cost $9,930,208)                                     ------------

PRIVATE LABEL MORTGAGE BACKED - 1.56%

    797,715   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       705,480
  1,561,003   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,444,268
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                      2,149,748
              (Cost $2,343,506)                                     ------------

CORPORATE NOTES AND BONDS - 18.05%

              CONSUMER DISCRETIONARY - 0.90%
    750,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                       813,879
    575,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       430,992
                                                                    ------------
                                                                       1,244,871
                                                                    ------------
              CONSUMER STAPLES - 0.96%
    750,000   Coca-Cola Enterprises, Inc. (O)
              4.375%, due 09/15/09                                       757,561
    365,000   Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16                                       356,164
    215,000   PepsiCo, Inc.
              4.650%, due 02/15/13                                       218,326
                                                                    ------------
                                                                       1,332,051
                                                                    ------------
              ENERGY - 1.13%
    240,000   Hess Corp.
              7.875%, due 10/01/29                                       272,802
    850,000   Transocean, Inc.
              6.000%, due 03/15/18                                       861,645
    450,000   Valero Energy Corp.
              7.500%, due 04/15/32                                       430,308
                                                                    ------------
                                                                       1,564,755
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              FINANCE - 4.51%
$   500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                  $    467,502
    215,000   Bank of America Corp.
              5.750%, due 12/01/17                                       201,734
    420,000   Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18                                       436,607
    505,000   CIT Group, Inc.
              7.625%, due 11/30/12                                       428,888
    750,000   Goldman Sachs Group, Inc./The
              5.700%, due 09/01/12                                       756,019
    750,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       754,692
    520,000   Lehman Brothers Holdings, Inc. (O)
              5.750%, due 01/03/17                                       448,296
    530,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                       505,440
    440,000   SLM Corp.
              5.125%, due 08/27/12                                       377,493
    290,000   Swiss Re Insurance Solutions
              Holding Corp. (O)
              7.000%, due 02/15/26                                       276,075
    330,000   Swiss Re Insurance Solutions
              Holding Corp.
              7.750%, due 06/15/30                                       334,267
    250,000   UBS AG/Stamford Branch
              5.750%, due 04/25/18                                       237,730
    500,000   US Bank NA/Cincinnati OH (O)
              6.300%, due 02/04/14                                       527,842
    485,000   Well Fargo & Co.
              5.250%, due 10/23/12                                       481,283
                                                                    ------------
                                                                       6,233,868
                                                                    ------------
              FORESTRY/PAPER - 0.57%
    325,000   Westvaco Corp.
              8.200%, due 01/15/30                                       305,579
    500,000   Weyerhaeuser Co.
              7.375%, due 03/15/32                                       476,847
                                                                    ------------
                                                                         782,426
                                                                    ------------
              HEALTH CARE - 1.01%
    500,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       541,182
    325,000   Genentech, Inc.
              5.250%, due 07/15/35                                       275,088
    345,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                       351,231
    230,000   Wyeth
              6.500%, due 02/01/34                                       235,797
                                                                    ------------
                                                                       1,403,298
                                                                    ------------
              INDUSTRIALS - 2.74%
    240,000   Boeing Co.
              8.625%, due 11/15/31                                       301,400
  1,000,000   Dow Chemical Co./The
              5.750%, due 12/15/08                                     1,006,404
    215,000   DR Horton, Inc.
              5.250%, due 02/15/15                                       165,550
    105,000   EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13                                       105,328
    800,000   General Electric Co.
              5.000%, due 02/01/13                                       804,414
    500,000   GMAC LLC (O)
              7.250%, due 03/02/11                                       342,962
    270,000   Lockheed Martin Corp.
              7.650%, due 05/01/16                                       301,684
    235,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       241,343
    525,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       520,926
                                                                    ------------
                                                                       3,790,011
                                                                    ------------
              MEDIA - 0.79%
    525,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                       625,184
    455,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13                                       462,314
                                                                    ------------
                                                                       1,087,498
                                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.49%
    490,000   HCP, Inc.
              6.700%, due 01/30/18                                       422,174
    270,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       259,026
                                                                    ------------
                                                                         681,200
                                                                    ------------
              TELECOMMUNICATIONS - 1.05%
    400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       404,531
    775,000   New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11                                       825,745
    265,000   Sprint Nextel Corp. (O)
              6.000%, due 12/01/16                                       223,263
                                                                    ------------
                                                                       1,453,539
                                                                    ------------
              TRANSPORTATION - 1.19%
    285,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       325,002
    600,000   CSX Corp.
              6.250%, due 10/15/08                                       602,310
    359,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       318,092
    390,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       406,944
                                                                    ------------
                                                                       1,652,348
                                                                    ------------
              UTILITIES - 2.71%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       536,958
    450,000   Illinois Power Co.
              7.500%, due 06/15/09                                       457,272
    285,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       268,893
    250,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       277,001
    600,000   Public Service Co. of New Mexico
              4.400%, due 09/15/08                                       598,879

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$   650,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                  $    638,822
    215,000   Virginia Electric and Power Co. (O)
              5.100%, due 11/30/12                                       214,794
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       761,989
                                                                    ------------
                                                                       3,754,608
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS                         24,980,473
              (Cost $26,162,339)                                    ------------

MORTGAGE BACKED - 22.41%

              FEDERAL HOME LOAN MORTGAGE CORP. - 3.38%
    542,368   5.000%, due 05/01/18 Pool # E96322                         537,781
      5,328   8.000%, due 06/01/30 Pool # C01005                           5,759
      8,624   7.000%, due 03/01/31 Pool # C48133                           9,090
    129,764   6.500%, due 01/01/32 Pool # C62333                         134,319
  1,956,481   5.000%, due 07/01/33 Pool # A11325                       1,869,683
    185,814   6.000%, due 10/01/34 Pool # A28439                         187,550
    185,929   6.000%, due 10/01/34 Pool # A28598                         187,666
    177,941   5.000%, due 04/01/35 Pool # A32315                         169,601
    154,159   5.000%, due 04/01/35 Pool # A32316                         146,934
  1,454,544   5.500%, due 11/01/37 Pool # A68787                       1,423,393
                                                                    ------------
                                                                       4,671,776
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.96%
    837,413   4.000%, due 04/01/15 Pool # 255719                         819,712
    588,145   5.500%, due 04/01/16 Pool # 745444                         598,144
     39,397   6.000%, due 05/01/16 Pool # 582558                          40,388
    490,987   5.500%, due 02/01/18 Pool # 673194                         496,962
    689,013   5.000%, due 05/01/20 Pool # 813965                         680,602
    853,246   4.500%, due 09/01/20 Pool # 835465                         825,349
     70,764   6.000%, due 05/01/21 Pool # 253847                          72,098
     29,966   7.000%, due 12/01/29 Pool # 762813                          31,734
     61,236   7.000%, due 11/01/31 Pool # 607515                          64,548
    284,359   6.500%, due 03/01/32 Pool # 631377                         294,075
      2,279   7.000%, due 04/01/32 Pool # 641518                           2,403
     32,573   7.000%, due 05/01/32 Pool # 644591                          34,335
    827,857   6.500%, due 06/01/32 Pool # 545691                         856,142
    296,288   6.000%, due 12/01/32 Pool # 676552                         299,797
  1,745,425   5.500%, due 04/01/33 Pool # 690206                       1,718,408
    851,815   5.000%, due 10/01/33 Pool # 254903                         814,557
  1,299,562   5.500%, due 11/01/33 Pool # 555880                       1,279,446
    131,903   5.000%, due 05/01/34 Pool # 775604                         125,968
    332,434   5.000%, due 05/01/34 Pool # 780890                         317,478
    203,079   5.000%, due 06/01/34 Pool # 255230                         193,942
  1,597,445   5.500%, due 06/01/34 Pool # 780384                       1,570,222
     17,706   7.000%, due 07/01/34 Pool # 792636                          18,625
    292,454   5.500%, due 08/01/34 Pool # 793647                         287,470
  1,343,131   5.500%, due 03/01/35 Pool # 815976                       1,318,773
    660,741   5.500%, due 07/01/35 Pool # 825283                         648,758
    848,240   5.000%, due 08/01/35 Pool # 829670                         809,018
    401,321   5.500%, due 08/01/35 Pool # 826872                         394,043
    649,601   5.000%, due 09/01/35 Pool # 820347                         619,564
    681,925   5.000%, due 09/01/35 Pool # 835699                         650,393
    833,680   5.000%, due 10/01/35 Pool # 797669                         795,131
    834,513   5.500%, due 10/01/35 Pool # 836912                         819,378
    754,658   5.000%, due 11/01/35 Pool # 844504                         719,763
    900,250   5.000%, due 11/01/35 Pool # 844809                         858,622
    921,292   5.000%, due 12/01/35 Pool # 850561                         878,692
    913,118   6.000%, due 11/01/36 Pool # 902510                         918,219
    801,191   5.500%, due 02/01/37 Pool # 905140                         785,534
    854,056   5.500%, due 05/01/37 Pool # 899323                         836,651
  1,380,616   5.500%, due 05/01/37 Pool # 928292                       1,352,480
  1,085,191   6.000%, due 10/01/37 Pool # 947563                       1,091,370
  1,325,000   5.500%, due 12/01/99 TBA (H)                             1,296,430
                                                                    ------------
                                                                      26,235,224
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
     19,213   8.000%, due 10/20/15 Pool # 002995                          20,348
     49,634   6.500%, due 02/20/29 Pool # 002714                          51,328
     30,764   6.500%, due 04/20/31 Pool # 003068                          31,786
                                                                    ------------
                                                                         103,462
                                                                    ------------
              TOTAL MORTGAGE BACKED                                   31,010,462
              (Cost $31,324,174)                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.92%

              FEDERAL FARM CREDIT BANK - 0.39%
    500,000   5.875%, due 10/03/16                                       544,678
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.17%
  2,500,000   4.875%, due 11/15/13                                     2,590,120
    400,000   4.500%, due 01/15/14 (O)                                   407,120
                                                                    ------------
                                                                       2,997,240
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.82%
  1,400,000   4.000%, due 09/02/08                                     1,399,835
  1,095,000   4.625%, due 10/15/14 (O)                                 1,115,994
                                                                    ------------
                                                                       2,515,829
                                                                    ------------
              U.S. TREASURY BOND - 2.62% (O)
  2,905,000   6.625%, due 02/15/27                                     3,620,130
                                                                    ------------
              U.S. TREASURY NOTES - 37.92% (O)
    580,000   4.875%, due 05/31/09                                       592,552
  5,000,000   2.125%, due 01/31/10                                     4,986,330
 14,500,000   2.125%, due 04/30/10                                    14,438,824
    650,000   3.875%, due 05/15/10                                       667,113
    100,000   4.500%, due 11/15/10                                       104,156
    350,000   4.750%, due 03/31/11                                       367,719
  3,600,000   4.625%, due 12/31/11                                     3,794,623
  1,000,000   4.625%, due 02/29/12                                     1,055,391
  1,200,000   4.500%, due 03/31/12                                     1,261,500
  1,915,000   4.875%, due 06/30/12                                     2,041,570
  3,000,000   4.250%, due 09/30/12                                     3,136,173
  1,540,000   3.625%, due 05/15/13                                     1,566,348
  6,500,000   4.000%, due 02/15/14                                     6,719,882
  3,000,000   4.250%, due 08/15/14                                     3,139,218
  1,200,000   4.250%, due 08/15/15                                     1,252,594
  2,240,000   4.625%, due 02/15/17                                     2,360,575

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
              U.S. TREASURY NOTES (CONTINUED)
$ 1,850,000   4.500%, due 05/15/17                                  $  1,930,214
  3,000,000   4.250%, due 11/15/17                                     3,067,266
                                                                    ------------
                                                                      52,482,048
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS            62,159,925
              (Cost $60,819,257)                                    ------------

   Shares
   ------
INVESTMENT COMPANY - 3.87%

  5,354,281   SSgA Prime Money Market Fund (N)                         5,354,281
                                                                    ------------
              TOTAL INVESTMENT COMPANY                                 5,354,281
              (Cost $5,354,281)                                     ------------

COLLATERAL FOR SECURITIES ON LOAN - 22.74%

 31,469,679   State Street Navigator Securities
              Lending Prime Portfolio (I)                             31,469,679
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 31,469,679
              (Cost $31,469,679)                                    ------------

TOTAL INVESTMENTS - 122.88%                                          170,040,381
(Cost $171,521,158**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (22.88)%                          (31,660,101)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $138,380,280
                                                                    ============

------------------------------------------------

      **   Aggregate cost for Federal tax purposes was $171,521,158.
     (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of
           1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
     (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.59% of total net assets.
     (G)   Floating rate or variable rate note. Rate shown is as of July 31,
           2008.
     (H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
     (I) Represents investments of cash collateral received in connection with securities lending.
     (M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
     (N) Security segregated for forward or when-issued purchase commitments outstanding as of July 31, 2008
     (O)   All (or portion of security) on loan.
     PLC   Public Limited Company.
     TBA   To Be Announced.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS - 88.49%
              AEROSPACE/DEFENSE - 0.95%
$   250,000   DRS Techologies, Inc.
              6.625%, due 02/01/16                                  $    252,500
    500,000   Moog, Inc. (C)
              7.250%, due 06/15/18                                       488,750
                                                                    ------------
                                                                         741,250
                                                                    ------------
              APPAREL/TEXTILES - 0.67%
    350,000   Hanesbrands, Inc., Series B (G)
              6.508%, due 12/15/14                                       311,500
    200,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       207,750
                                                                    ------------
                                                                         519,250
                                                                    ------------
              AUTOMOTIVE - 4.40%
    500,000   Ford Motor Co.
              7.250%, due 10/01/08                                       492,500
    550,000   Ford Motor Credit Co. LLC (G)
              7.241%, due 04/15/12                                       522,232
    500,000   General Motors Nova Scotia
              Finance Co. (D)
              6.850%, due 10/15/08                                       491,250
    500,000   GMAC LLC (O)
              5.850%, due 01/14/09                                       478,529
    500,000   GMAC LLC (G)
              3.926%, due 05/15/09                                       442,522
    500,000   Goodyear Tire & Rubber Co./The (G)
              6.678%, due 12/01/09                                       495,000
    500,000   Goodyear Tire & Rubber Co./The
              7.857%, due 08/15/11                                       496,250
                                                                    ------------
                                                                       3,418,283
                                                                    ------------
              BEVERAGE/FOOD - 2.07%
    150,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       147,000
    400,000   Constellation Brands, Inc.
              7.250%, due 05/15/17                                       386,000
    200,000   Constellation Brands, Inc., Series B (O)
              8.125%, due 01/15/12                                       200,500
    500,000   Del Monte Corp.
              8.625%, due 12/15/12                                       511,250
    125,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       123,437
    250,000   NBTY, Inc.
              7.125%, due 10/01/15                                       235,000
                                                                    ------------
                                                                       1,603,187
                                                                    ------------
              BUILDING MATERIALS - 0.12%
     87,000   Interface, Inc.
              10.375%, due 02/01/10                                       91,350
                                                                    ------------
              CHEMICALS - 1.58%
    300,000   Airgas, Inc. (C)
              7.125%, due 10/01/18                                       301,500
    250,000   Hercules, Inc.
              6.750%, due 10/15/29                                       251,250
    500,000   Nalco Co.
              7.750%, due 11/15/11                                       505,000
    160,000   Nalco Co. (O)
              8.875%, due 11/15/13                                       165,200
                                                                    ------------
                                                                       1,222,950
                                                                    ------------
              CONSUMER PRODUCTS - 1.85%
    250,000   Church & Dwight Co., Inc.
              6.000%, due 12/15/12                                       242,500
    185,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       177,600
    250,000   Jarden Corp. (O)
              7.500%, due 05/01/17                                       217,500
    300,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       268,500
    300,000   Visant Corp.
              7.625%, due 10/01/12                                       291,000
    250,000   Visant Holding Corp.
              8.750%, due 12/01/13                                       238,125
                                                                    ------------
                                                                       1,435,225
                                                                    ------------
              ENVIRONMENTAL - 1.96%
    750,000   Allied Waste North America, Inc., Series B
              7.125%, due 05/15/16                                       727,500
    350,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                       346,500
    200,000   Waste Services, Inc.
              9.500%, due 04/15/14                                       201,000
    250,000   WCA Waste Corp.
              9.250%, due 06/15/14                                       247,500
                                                                    ------------
                                                                       1,522,500
                                                                    ------------
              FOOD & DRUG RETAILERS - 0.88%
    450,000   Stater Brothers Holdings (O)
              8.125%, due 06/15/12                                       447,750
    250,000   Stater Brothers Holdings (O)
              7.750%, due 04/15/15                                       238,750
                                                                    ------------
                                                                         686,500
                                                                    ------------
              FORESTRY/PAPER - 2.90%
     60,000   Boise Cascade LLC
              7.125%, due 10/15/14                                        41,400
    500,000   Domtar Corp. (O)
              7.875%, due 10/15/11                                       498,750
    250,000   Georgia-Pacific LLC (C)
              7.125%, due 01/15/17                                       230,625
    250,000   Graphic Packaging International, Inc.
              8.500%, due 08/15/11                                       238,750
    200,000   NewPage Corp.
              10.000%, due 05/01/12                                      191,500
    250,000   Rock-Tenn Co.
              8.200%, due 08/15/11                                       260,000
    250,000   Rock-Tenn Co. (C)
              9.250%, due 03/15/16                                       257,500
    250,000   Smurfit-Stone Container
              Enterprises, Inc.
              8.375%, due 07/01/12                                       220,625
    350,000   Verso Paper Holdings LLC/
              Verso Paper, Inc., Series B
              9.125%, due 08/01/14                                       313,250
                                                                    ------------
                                                                       2,252,400
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              GAMING - 4.02%
$   250,000   Caesars Entertainment, Inc. (O)
              7.875%, due 03/15/10                                  $    220,625
    100,000   Chukchansi Economic Development
              Authority (C)(G)
              6.328%, due 11/15/12                                        81,000
    195,000   Global Cash Access LLC/
              Global Cash Finance Corp.
              8.750%, due 03/15/12                                       190,125
    200,000   Mandalay Resort Group
              7.000%, due 11/15/36                                       200,000
    150,000   MGM Mirage
              6.000%, due 10/01/09                                       146,250
    100,000   MGM Mirage (O)
              8.375%, due 02/01/11                                        90,250
    250,000   Mohegan Tribal Gaming Authority (O)
              6.875%, due 02/15/15                                       175,000
    150,000   Penn National Gaming, Inc.
              6.875%, due 12/01/11                                       138,750
    150,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                       129,375
    450,000   Pinnacle Entertainment, Inc. (O)
              8.250%, due 03/15/12                                       426,375
    150,000   Pinnacle Entertainment, Inc.
              8.750%, due 10/01/13                                       143,250
    500,000   Scientific Games Corp. (C)
              7.875%, due 06/15/16                                       485,000
    500,000   Seneca Gaming Corp.
              7.250%, due 05/01/12                                       456,250
    250,000   Shuffle Master, Inc. (P)
              1.250%, due 04/15/24                                       238,750
                                                                    ------------
                                                                       3,121,000
                                                                    ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.69%
    750,000   Baldor Electric Co. (O)
              8.625%, due 02/15/17                                       751,875
    250,000   Chart Industries, Inc.
              9.125%, due 10/15/15                                       259,375
    500,000   SPX Corp. (C)
              7.625%, due 12/15/14                                       511,250
    400,000   Terex Corp. (O)
              8.000%, due 11/15/17                                       391,000
    200,000   Trimas Corp.
              9.875%, due 06/15/12                                       176,500
                                                                    ------------
                                                                       2,090,000
                                                                    ------------
              HEALTH CARE - 9.72%
    250,000   Advanced Medical Optics, Inc.
              7.500%, due 05/01/17                                       225,000
    250,000   Advanced Medical Optics, Inc. (P)
              3.250%, due 08/01/26                                       172,500
    250,000   Biomet, Inc.
              10.000%, due 10/15/17                                      268,750
    350,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                       333,375
    450,000   CHS/Community Health Systems, Inc.
              8.875%, due 07/15/15                                       453,375
    750,000   DaVita, Inc.
              7.250%, due 03/15/15                                       737,812
    500,000   DJO Finance LLC/
              DJO Finance Corp. (C)
              10.875%, due 11/15/14                                      500,000
    500,000   HCA, Inc./DE
              8.750%, due 09/01/10                                       505,000
    250,000   HCA, Inc./DE
              6.750%, due 07/15/13                                       217,500
    500,000   HCA, Inc./DE
              9.250%, due 11/15/16                                       515,000
    500,000   Health Management Associates, Inc. (P)
              4.375%, due 08/01/23                                       497,500
    250,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                       250,625
    500,000   Omega Healthcare Investors, Inc.
              7.000%, due 04/01/14                                       478,750
    400,000   Psychiatric Solutions, Inc.
              7.750%, due 07/15/15                                       391,000
    150,000   Res-Care, Inc.
              7.750%, due 10/15/13                                       142,875
    250,000   Service Corp. International/US
              7.375%, due 10/01/14                                       241,875
    500,000   Service Corp. International/US
              6.750%, due 04/01/16                                       460,000
    250,000   United Surgical Partners
              International, Inc. (O)
              8.875%, due 05/01/17                                       220,000
    250,000   Universal Hospital Services, Inc. (G)
              6.303%, due 06/01/15                                       232,500
    200,000   Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14                                       195,000
    500,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                       507,500
                                                                    ------------
                                                                       7,545,937
                                                                    ------------
              HOTELS - 0.69%
    350,000   Felcor Lodging L.P., REIT (G)
              4.803%, due 12/01/11                                       301,875
    250,000   Gaylord Entertainment Co. (O)
              8.000%, due 11/15/13                                       232,500
                                                                    ------------
                                                                         534,375
                                                                    ------------
              INVESTMENT MANAGEMENT - 0.29%
    250,000   Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15                                      225,000
                                                                    ------------
              LEISURE & ENTERTAINMENT - 0.42%
    350,000   Vail Resorts, Inc.
              6.750%, due 02/15/14                                       328,125
                                                                    ------------
              MEDIA - BROADCASTING - 1.91%
    410,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                       377,200
    500,000   LIN Television Corp.
              6.500%, due 05/15/13                                       435,000
    200,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       174,000
    500,000   Sinclair Television Group, Inc. (O)
              8.000%, due 03/15/12                                       500,000
                                                                    ------------
                                                                       1,486,200
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              MEDIA - CABLE - 6.65%
$ 1,000,000   Cablevision Systems Corp., Series B (G)
              7.133%, due 04/01/09                                  $  1,006,250
    700,000   Cablevision Systems Corp., Series B
              8.000%, due 04/15/12                                       670,250
  1,000,000   DirecTV Holdings LLC/
              DirecTV Financing Co. (O)
              8.375%, due 03/15/13                                     1,032,500
    500,000   Echostar DBS Corp.
              5.750%, due 10/01/08                                       500,625
    650,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                       596,375
    500,000   Mediacom Broadband LLC/
              Media Broadband Corp. (O)
              8.500%, due 10/15/15                                       446,250
    250,000   Videotron, Ltd. (C)(D)
              9.125%, due 04/15/18                                       260,625
    700,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16                                       647,500
                                                                    ------------
                                                                       5,160,375
                                                                    ------------
              MEDIA - DIVERSIFIED & SERVICES - 2.61%
    400,000   Hughes Network Systems LLC/
              HNS Finance Corp.
              9.500%, due 04/15/14                                       404,500
    300,000   Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16                                      311,250
    250,000   Intelsat Subsidiary Holding Co., Ltd. (C)(D)
              8.500%, due 01/15/13                                       247,500
    375,000   Lamar Media Corp. (O)
              7.250%, due 01/01/13                                       358,125
    250,000   Lamar Media Corp., Series C
              6.625%, due 08/15/15                                       225,000
    250,000   Nielsen Finance LLC/
              Nielsen Finance Co.
              10.000%, due 08/01/14                                      251,875
    250,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16                                       230,625
                                                                    ------------
                                                                       2,028,875
                                                                    ------------
              METALS AND MINING - 1.36%
    450,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       448,875
    250,000   Freeport-McMoRan Copper & Gold, Inc.
              8.375%, due 04/01/17                                       261,875
    350,000   Massey Energy Co.
              6.875%, due 12/15/13                                       342,562
                                                                    ------------
                                                                       1,053,312
                                                                    ------------
              NON FOOD & DRUG RETAILERS - 0.57%
    350,000   Sally Holdings LLC (O)
              9.250%, due 11/15/14                                       341,250
    100,000   Susser Holdings LLC
              10.625%, due 12/15/13                                       98,500
                                                                    ------------
                                                                         439,750
                                                                    ------------
              OIL & GAS - 9.12%
    250,000   Basic Energy Services, Inc.
              7.125%, due 04/15/16                                       233,750
    250,000   Berry Petroleum Co.
              8.250%, due 11/01/16                                       246,250
    166,000   Chesapeake Energy Corp.
              6.875%, due 01/15/16                                       159,568
    250,000   Chesapeake Energy Corp.
              6.500%, due 08/15/17                                       233,750
    150,000   Cimarex Energy Co.
              7.125%, due 05/01/17                                       147,750
    750,000   Complete Production Services, Inc.
              8.000%, due 12/15/16                                       744,375
    300,000   Compton Petroleum Finance Corp.
              7.625%, due 12/01/13                                       292,500
    250,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                       247,500
    200,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                       181,000
    365,000   EXCO Resources, Inc.
              7.250%, due 01/15/11                                       361,350
    500,000   Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16                                       500,000
    250,000   Key Energy Services, Inc. (C)
              8.375%, due 12/01/14                                       251,250
    250,000   Mariner Energy, Inc.
              8.000%, due 05/15/17                                       235,625
    350,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                       354,375
    500,000   PetroHawk Energy Corp. (C)
              7.875%, due 06/01/15                                       483,750
    500,000   Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17                                       432,500
    300,000   Quicksilver Resources, Inc.
              8.250%, due 08/01/15                                       291,750
    250,000   Range Resources Corp. (O)
              6.375%, due 03/15/15                                       233,750
    500,000   Range Resources Corp.
              7.250%, due 05/01/18                                       487,500
    500,000   SandRidge Energy, Inc. (C)
              8.000%, due 06/01/18                                       495,000
    500,000   W&T Offshore, Inc. (C)
              8.250%, due 06/15/14                                       470,000
                                                                    ------------
                                                                       7,083,293
                                                                    ------------
              PACKAGING - 1.41%
    500,000   Ball Corp.
              6.625%, due 03/15/18                                       485,000
    375,000   BWAY Corp.
              10.000%, due 10/15/10                                      375,000
    250,000   Greif, Inc.
              6.750%, due 02/01/17                                       237,500
                                                                    ------------
                                                                       1,097,500
                                                                    ------------
              PRINTING & PUBLISHING - 0.27%
    250,000   Cenveo Corp.
              7.875%, due 12/01/13                                       209,375
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              RESTAURANTS - 0.52%
$   500,000   Seminole Hard Rock
              Entertainment, Inc. (C)(G)
              5.276%, due 03/15/14                                  $    405,000
                                                                    ------------
              STEEL - 1.17%
    500,000   AK Steel Corp.
              7.750%, due 06/15/12                                       512,500
    400,000   Steel Dynamics, Inc. (C)
              7.750%, due 04/15/16                                       394,000
                                                                    ------------
                                                                         906,500
                                                                    ------------
              SUPPORT SERVICES - 6.24%
  1,000,000   ARAMARK Corp. (O)
              8.500%, due 02/01/15                                       996,250
    200,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                       188,000
    300,000   Corrections Corp. of America
              7.500%, due 05/01/11                                       303,000
    200,000   Corrections Corp. of America
              6.250%, due 03/15/13                                       195,500
    350,000   Education Management LLC/
              Education Management Finance Corp.
              10.250%, due 06/01/16                                      303,625
    500,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                       511,250
    200,000   HUB International Holdings, Inc. (C)
              10.250%, due 06/15/15                                      160,000
    250,000   Iron Mountain, Inc. (O)
              8.625%, due 04/01/13                                       250,938
    700,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                       700,000
    250,000   Lender Processing Services, Inc. (C)
              8.125%, due 07/01/16                                       249,687
    350,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                       335,125
    300,000   VeriFone Holdings, Inc. (C)(P)
              1.625%, due 06/15/12                                       223,500
    500,000   West Corp.
              9.500%, due 10/15/14                                       430,000
                                                                    ------------
                                                                       4,846,875
                                                                    ------------
              TECHNOLOGY - 3.58%
    100,000   Celestica, Inc. (D)
              7.875%, due 07/01/11                                       100,500
    250,000   Flextronics International, Ltd. (D)
              6.500%, due 05/15/13                                       237,500
  1,000,000   Lucent Technologies, Inc. (O)
              5.500%, due 11/15/08                                       997,500
    450,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                       460,125
    500,000   Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15                                      507,500
    500,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       472,500
                                                                    ------------
                                                                       2,775,625
                                                                    ------------
              TELECOMMUNICATIONS - 7.08%
    400,000   Centennial Communications Corp. (G)
              8.541%, due 01/01/13                                       398,500
    250,000   Centennial Communications Corp. (O)
              10.000%, due 01/01/13                                      260,000
    500,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14                                       476,250
    250,000   Cincinnati Bell Telephone Co. LLC
              6.300%, due 12/01/28                                       195,000
    700,000   Frontier Communications Corp. (O)
              6.625%, due 03/15/15                                       637,000
    500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                       482,500
    500,000   PAETEC Holding Corp.
              9.500%, due 07/15/15                                       455,625
    500,000   Qwest Capital Funding, Inc.
              7.250%, due 02/15/11                                       476,250
    334,000   Qwest Communications
              International, Inc. (G)
              6.176%, due 02/15/09                                       330,660
    500,000   Qwest Communications
              International, Inc., Series B
              7.500%, due 02/15/14                                       461,250
    350,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                       355,250
    500,000   Windstream Corp.
              8.625%, due 08/01/16                                       506,250
    500,000   Windstream Corp.
              7.000%, due 03/15/19                                       457,500
                                                                    ------------
                                                                       5,492,035
                                                                    ------------
              TRANSPORTATION - 1.52%
    250,000   Bristow Group, Inc.
              7.500%, due 09/15/17                                       246,250
    150,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       155,813
    300,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                       295,500
    500,000   Hornbeck Offshore Services, Inc., Series B
              6.125%, due 12/01/14                                       478,750
                                                                    ------------
                                                                       1,176,313
                                                                    ------------
              UTILITIES - 9.27%
    500,000   AES Corp./The (C)
              8.000%, due 06/01/20                                       481,250
    250,000   Dynegy Holdings, Inc.
              6.875%, due 04/01/11                                       246,875
    500,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                       496,250
  1,000,000   Edison Mission Energy
              7.200%, due 05/15/19                                       940,000
    250,000   El Paso Corp.
              7.000%, due 06/15/17                                       250,280
  1,000,000   El Paso Corp.
              7.250%, due 06/01/18                                       990,000
  1,000,000   Energy Future Holdings Corp. (C)(O)
              10.875%, due 11/01/17                                    1,030,000
    400,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance
              8.750%, due 06/15/12                                       372,000

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$   500,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                  $    450,000
    500,000   MarkWest Energy Partners L.P./
              MarkWest Energy Finance Corp. (C)
              8.750%, due 04/15/18                                       497,500
    750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                       727,500
    500,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13                                       461,250
    250,000   Texas Competitive Electric
              Holdings Co. LLC (C)
              10.250%, due 11/01/15                                      250,000
                                                                    ------------
                                                                       7,192,905
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS                         68,691,265
              (Cost $70,993,551)                                    ------------

CERTIFICATE OF DEPOSIT - 6.65%

  5,161,277   State Street Eurodollar
              0.500%, due 08/01/08                                     5,161,277
                                                                    ------------
              TOTAL CERTIFICATE OF DEPOSIT                             5,161,277
              (Cost $5,161,277)                                     ------------

   Shares
   ------
INVESTMENT COMPANY - 4.50%

  3,496,120   SSgA Prime Money Market Fund                             3,496,120
                                                                    ------------
              TOTAL INVESTMENT COMPANY                                 3,496,120
              (Cost $3,496,120)                                     ------------

COLLATERAL FOR SECURITIES ON LOAN - 13.43%

 10,427,447   State Street Navigator Securities
              Lending Prime Portfolio (I)                             10,427,447
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 10,427,447
              (Cost $10,427,447)                                    ------------

TOTAL INVESTMENTS - 113.07%                                           87,776,109
(Cost $90,078,395**)                                                ------------

NET OTHER ASSETS AND LIABILITIES - (13.07)%                          (10,149,139)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 77,626,970
                                                                    ============

------------------------------------------------

      **   Aggregate cost for Federal tax purposes was $90,108,862.
     (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
     (D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.63% of total net assets.
     (G)   Floating rate or variable rate note. Rate shown is as of July 31,
           2008.
     (I) Represents investments of cash collateral received in connection with securities lending.
     (O)   All (or portion of security) on loan.
     (P)   Convertible.
     PLC   Public Limited Company.
    REIT   Real Estate Investment Trust.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS - 43.75%
              CONSUMER DISCRETIONARY - 2.38%
     21,300   Carnival Corp. (O)                                    $    786,822
     14,000   Harley-Davidson, Inc. (O)                                  529,760
     29,900   Home Depot, Inc. (O)                                       712,517
     11,500   McDonald's Corp.                                           687,585
                                                                    ------------
                                                                       2,716,684
                                                                    ------------
              CONSUMER STAPLES - 5.85%
     35,000   Altria Group, Inc.                                         712,250
      8,000   Anheuser-Busch Cos., Inc. (O)                              542,080
     14,200   Coca-Cola Co./The                                          731,300
     13,300   Kimberly-Clark Corp.                                       769,139
     17,851   Kraft Foods, Inc., Class A (O)                             568,019
      4,300   PepsiCo, Inc.                                              286,208
     33,000   Philip Morris International, Inc.                        1,704,450
      9,000   Procter & Gamble Co.                                       589,320
     28,000   SYSCO Corp. (O)                                            794,080
                                                                    ------------
                                                                       6,696,846
                                                                    ------------
              ENERGY - 3.32%
      7,800   BP PLC, ADR                                                479,232
     27,800   Chevron Corp.                                            2,350,768
     11,800   ConocoPhillips (O)                                         963,116
                                                                    ------------
                                                                       3,793,116
                                                                    ------------
              FINANCIALS - 10.20%
     59,992   Bank of America Corp.                                    1,973,737
     10,500   Bank of New York Mellon Corp./The                          372,750
     16,500   BB&T Corp. (O)                                             462,330
     43,000   Citigroup, Inc.                                            803,670
      7,700   Hartford Financial Services Group, Inc. (O)                488,103
     50,502   JPMorgan Chase & Co.                                     2,051,896
     21,900   Marsh & McLennan Cos., Inc. (O)                            618,675
      8,500   PNC Financial Services Group, Inc.                         605,965
     11,300   Travelers Cos., Inc./The                                   498,556
     56,000   US Bankcorp                                              1,714,160
     68,700   Wells Fargo & Co. (O)                                    2,079,549
                                                                    ------------
                                                                      11,669,391
                                                                    ------------
              HEALTH CARE - 8.11%
     15,000   Abbott Laboratories                                        845,100
     44,000   Bristol-Myers Squibb Co.                                   929,280
     13,000   Eli Lilly & Co.                                            612,430
     43,000   Johnson & Johnson (O)                                    2,944,210
     34,500   Merck & Co., Inc.                                        1,135,050
    104,862   Pfizer, Inc.                                             1,957,774
     21,000   Wyeth                                                      850,920
                                                                    ------------
                                                                       9,274,764
                                                                    ------------
              INDUSTRIALS - 3.98%
      8,900   3M Co.                                                     626,471
     85,000   General Electric Co.                                     2,404,650
     18,500   United Parcel Service, Inc., Class B (O)                 1,166,980
      9,900   Waste Management, Inc.                                     351,846
                                                                    ------------
                                                                       4,549,947
                                                                    ------------
              INFORMATION TECHNOLOGY - 1.67%
     18,500   Automatic Data Processing, Inc.                            790,135
     23,000   Intel Corp.                                                510,370
     18,400   Paychex, Inc. (O)                                          605,728
                                                                    ------------
                                                                       1,906,233
                                                                    ------------
              MATERIALS - 2.27%
      7,000   Dow Chemical Co./The                                       233,170
     28,800   EI Du Pont de Nemours & Co.                              1,261,728
      1,200   Freeport-McMoRan Copper & Gold, Inc. (O)                   116,100
      8,500   Nucor Corp. (O)                                            486,370
      9,400   Weyerhaeuser Co. (O)                                       502,524
                                                                    ------------
                                                                       2,599,892
                                                                    ------------
              TELECOMMUNICATION SERVICES - 3.16%
     67,292   AT&T, Inc.                                               2,073,266
      5,500   Embarq Corp.                                               251,735
     38,000   Verizon Communications, Inc.                             1,293,520
                                                                    ------------
                                                                       3,618,521
                                                                    ------------
              UTILITIES - 2.81%
     12,800   Consolidated Edison, Inc. (O)                              508,160
     32,000   Duke Energy Corp.                                          562,560
      7,100   FirstEnergy Corp.                                          522,205
     14,000   PG&E Corp. (O)                                             539,420
     12,500   Progress Energy, Inc. (O)                                  528,875
     15,500   Southern Co. (O)                                           548,545
                                                                    ------------
                                                                       3,209,765
                                                                    ------------
              TOTAL COMMON STOCKS                                     50,035,159
              (Cost $52,710,725)                                    ------------

COMMON STOCK UNIT - 0.36%

              FINANCIALS - 0.36%
      8,000   AllianceBernstein Holding L.P. (O)                         415,600
                                                                    ------------
              TOTAL COMMON STOCK UNIT                                    415,600
              (Cost $683,935)                                       ------------

  Par Value
  ---------

ASSET BACKED - 2.07%
$    98,971   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                        91,103
    379,761   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.210%, due 05/25/34                                       287,830
    525,000   Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13                                       493,464
    465,000   Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14                                       465,762
    312,924   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                       157,382

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

ASSET BACKED (CONTINUED)
$   193,216   Conseco Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27                                  $    188,331
    325,000   Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12                                       327,573
    320,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33                                       283,284
    173,182   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              5.483%, due 05/25/34                                        69,281
                                                                    ------------
              TOTAL ASSET BACKED                                       2,364,010
              (Cost $2,790,357)                                     ------------

COMMERCIAL MORTGAGE BACKED - 5.75%

    130,260   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       130,591
    445,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                       361,715
    350,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                       325,630
    200,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              4.417%, due 10/12/42                                       146,241
    802,609   GMAC Commercial Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33                                       827,287
    600,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                       595,048
    400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                       389,351
    700,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                       694,163
    400,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                       374,986
    700,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                       662,838
    640,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                       624,890
    677,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                       490,399
    200,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35                                        64,364
    895,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                       892,558
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED                         6,580,061
              (Cost $7,105,792)                                     ------------

PRIVATE LABEL MORTGAGE BACKED - 2.21%

    362,598   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                       320,673
  1,640,041   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     1,517,396
    742,559   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                       688,028
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED                      2,526,097
              (Cost $2,735,650)                                     ------------

CORPORATE NOTES AND BONDS - 18.49%

              BEVERAGE/FOOD - 0.38%
    475,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                       437,175
                                                                    ------------
              CONSUMER DISCRETIONARY - 1.75%
    750,000   American Association of Retired
              Persons (C)
              7.500%, due 05/01/31                                       813,879
    600,000   Centex Corp.
              4.875%, due 08/15/08                                       599,250
    325,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                       243,604
    400,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                       340,000
                                                                    ------------
                                                                       1,996,733
                                                                    ------------
              CONSUMER STAPLES - 0.56%
    250,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                       243,948
    400,000   Safeway, Inc.
              4.125%, due 11/01/08                                       400,255
                                                                    ------------
                                                                         644,203
                                                                    ------------
              ENERGY - 0.93%
    500,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                       472,500
    150,000   Hess Corp.
              7.875%, due 10/01/29                                       170,501
    400,000   Transocean, Inc.
              7.500%, due 04/15/31                                       425,353
                                                                    ------------
                                                                       1,068,354
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              FINANCE - 4.25%
  $ 500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                  $    467,501
    250,000   Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18                                       259,885
    320,000   CIT Group, Inc.
              7.625%, due 11/30/12                                       271,771
    250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                       251,564
    410,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                       353,464
    315,000   Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13                                       300,403
    600,000   National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12                                       637,531
    760,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                       756,518
    355,000   SLM Corp.
              5.125%, due 08/27/12                                       304,568
    210,000   Swiss Re Insurance Solutions Holding Corp.
              7.000%, due 02/15/26                                       199,917
    205,000   Swiss Re Insurance Solutions Holding Corp.
              7.750%, due 06/15/30                                       207,650
    500,000   US Bank NA/Cincinnati OH
              6.300%, due 02/04/14                                       527,842
    330,000   Well Fargo & Co.
              5.250%, due 10/23/12                                       327,471
                                                                    ------------
                                                                       4,866,085
                                                                    ------------
              FORESTRY/PAPER - 0.14%
    175,000   Westvaco Corp.
              8.200%, due 01/15/30                                       164,543
                                                                    ------------

              HEALTH CARE - 1.67%
  1,050,000   Amgen, Inc.
              5.850%, due 06/01/17                                     1,051,331
    300,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                       324,709
    195,000   Genentech, Inc.
              5.250%, due 07/15/35                                       165,053
    205,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                       208,703
    150,000   Wyeth
              6.500%, due 02/01/34                                       153,781
                                                                    ------------
                                                                       1,903,577
                                                                    ------------
              INDUSTRIALS - 1.08%
    150,000   Boeing Co.
              8.625%, due 11/15/31                                       188,375
    130,000   DR Horton, Inc.
              5.250%, due 02/15/15                                       100,100
    250,000   Ford Motor Credit Co. LLC
              5.800%, due 01/12/09                                       242,510
    350,000   GMAC LLC
              7.250%, due 03/02/11                                       240,073
    150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                       154,049
    310,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                       307,594
                                                                    ------------
                                                                       1,232,701
                                                                    ------------
              MEDIA - 0.71%
    415,000   Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22                                       494,193
    315,000   Rogers Communications, Inc. (D)
              6.250%, due 06/15/13                                       320,063
                                                                    ------------
                                                                         814,256
                                                                    ------------
              PIPELINE - 0.35%
    400,000   Panhandle Eastern Pipeline Co.
              4.800%, due 08/15/08                                       399,961
                                                                    ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.54%
    715,000   Equity One, Inc.
              3.875%, due 04/15/09                                       703,307
    335,000   HCP, Inc.
              6.700%, due 01/30/18                                       288,629
    600,000   Nationwide Health Properties, Inc., Series D
              8.250%, due 07/01/12                                       630,546
    140,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       134,310
                                                                    ------------
                                                                       1,756,792
                                                                    ------------
              TELECOMMUNICATIONS - 0.35%
    240,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       242,719
    190,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                       160,075
                                                                    ------------
                                                                         402,794
                                                                    ------------
              TRANSPORTATION - 0.60%
    175,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                       199,563
    239,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       211,766
    260,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                       271,296
                                                                    ------------
                                                                         682,625
                                                                    ------------
              UTILITIES - 4.18%
    500,000   Energy East Corp.
              8.050%, due 11/15/10                                       536,958
    310,000   Illinois Power Co.
              7.500%, due 06/15/09                                       315,009
  1,000,000   Midamerican Energy Co.
              5.650%, due 07/15/12                                     1,023,945
    400,000   Nevada Power Co., Series R
              6.750%, due 07/01/37                                       389,760
    175,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                       165,110
    350,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                       387,801

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                            --------

CORPORATE NOTES AND BONDS (CONTINUED)
              UTILITIES (CONTINUED)
$   126,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                  $    123,833
    500,000   Southwestern Electric Power Co., Series E
              5.550%, due 01/15/17                                       470,997
    600,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                       603,479
    750,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                       761,989
                                                                    ------------
                                                                       4,778,881
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS                         21,148,680
              (Cost $22,023,893)                                    ------------

MORTGAGE BACKED - 19.23%

              FEDERAL HOME LOAN MORTGAGE CORP. - 1.71%
      9,857   8.000%, due 06/01/30 Pool # C01005                          10,654
    194,646   6.500%, due 01/01/32 Pool # C62333                         201,478
  1,397,487   5.000%, due 07/01/33 Pool # A11325                       1,335,488
    109,206   6.000%, due 10/01/34 Pool # A28439                         110,227
    109,274   6.000%, due 10/01/34 Pool # A28598                         110,295
    117,441   5.000%, due 04/01/35 Pool # A32315                         111,937
     87,260   5.000%, due 04/01/35 Pool # A32316                          83,170
                                                                    ------------
                                                                       1,963,249
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.40%
    300,945   4.000%, due 04/01/15 Pool # 255719                         294,584
    375,093   5.500%, due 04/01/16 Pool # 745444                         381,469
     59,096   6.000%, due 05/01/16 Pool # 582558                          60,583
    626,702   5.000%, due 12/01/17 Pool # 672243                         622,577
    563,738   5.000%, due 05/01/20 Pool # 813965                         556,857
    853,246   4.500%, due 09/01/20 Pool # 835465                         825,349
     99,069   6.000%, due 05/01/21 Pool # 253847                         100,937
     19,069   7.000%, due 12/01/29 Pool # 762813                          20,194
     61,236   7.000%, due 11/01/31 Pool # 607515                          64,548
     52,116   7.000%, due 05/01/32 Pool # 644591                          54,935
    397,371   6.500%, due 06/01/32 Pool # 545691                         410,948
    573,506   5.500%, due 10/01/33 Pool # 254904                         564,629
     20,424   5.000%, due 05/01/34 Pool # 782214                          19,505
    496,945   5.000%, due 06/01/34 Pool # 255230                         474,588
     11,130   7.000%, due 07/01/34 Pool # 792636                          11,707
    178,879   5.500%, due 08/01/34 Pool # 793647                         175,831
    357,139   5.500%, due 03/01/35 Pool # 810075                         350,662
    824,458   5.500%, due 03/01/35 Pool # 815976                         809,506
    404,020   5.500%, due 07/01/35 Pool # 825283                         396,693
    493,162   5.000%, due 08/01/35 Pool # 829670                         470,359
    241,656   5.500%, due 08/01/35 Pool # 826872                         237,273
    387,481   5.000%, due 09/01/35 Pool # 820347                         369,564
    424,463   5.000%, due 09/01/35 Pool # 835699                         404,836
    757,891   5.000%, due 10/01/35 Pool # 797669                         722,846
    528,260   5.000%, due 11/01/35 Pool # 844504                         503,834
    572,886   5.000%, due 11/01/35 Pool # 844809                         546,396
    560,786   5.000%, due 12/01/35 Pool # 850561                         534,856
    187,273   5.500%, due 02/01/36 Pool # 851330                         183,877
    695,955   5.500%, due 09/01/36 Pool # 831820                         682,355
    891,266   6.000%, due 09/01/36 Pool # 831741                         896,670
    192,868   5.500%, due 10/01/36 Pool # 896340                         189,099
    811,794   5.500%, due 10/01/36 Pool # 901723                         795,931
    560,970   6.500%, due 10/01/36 Pool # 894118                         576,806
    717,753   6.000%, due 11/01/36 Pool # 902510                         721,763
    803,836   5.500%, due 12/01/36 Pool # 902853                         788,128
    798,586   5.500%, due 12/01/36 Pool # 903059                         782,981
    834,776   5.500%, due 12/01/36 Pool # 907512                         818,463
    840,365   5.500%, due 12/01/36 Pool # 907635                         823,943
    725,754   6.000%, due 12/01/36 Pool # 903002                         730,154
    667,377   5.500%, due 01/01/37 Pool # 906268                         654,335
    628,558   5.500%, due 02/01/37 Pool # 905140                         616,275
    665,314   5.500%, due 05/01/37 Pool # 899323                         651,755
                                                                    ------------
                                                                      19,898,601
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.12%
     12,567   8.000%, due 10/20/15 Pool # 002995                          13,310
     69,487   6.500%, due 02/20/29 Pool # 002714                          71,859
     51,274   6.500%, due 04/20/31 Pool # 003068                          52,976
                                                                    ------------
                                                                         138,145
                                                                    ------------
              TOTAL MORTGAGE BACKED                                   21,999,995
              (Cost $22,241,326)                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.57%

              FEDERAL FARM CREDIT BANK - 0.95%
  1,000,000   5.875%, due 10/03/16                                     1,089,356
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.67%
    750,000   4.500%, due 01/15/14                                       763,350
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.89%
    525,000   4.000%, due 09/02/08                                       524,938
    500,000   5.250%, due 08/01/12 (O)                                   490,474
                                                                    ------------
                                                                       1,015,412
                                                                    ------------
              U.S. TREASURY BOND - 0.94% (O)
    860,000   6.625%, due 02/15/27                                     1,071,708
                                                                    ------------
              U.S. TREASURY NOTES - 4.12% (O)
     30,000   4.500%, due 11/15/10                                        31,247
    320,000   4.875%, due 04/30/11                                       337,675
  2,100,000   4.625%, due 12/31/11                                     2,213,530
     60,000   4.250%, due 08/15/15                                        62,629
    950,000   4.500%, due 02/15/16                                     1,002,844
  1,025,000   4.500%, due 05/15/17                                     1,069,443
                                                                    ------------
                                                                       4,717,368
                                                                    ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS             8,657,194
              (Cost $8,212,793)                                     ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

INVESTMENT COMPANY - 0.31%
    359,718   SSgA Prime Money Market Fund                          $    359,718
                                                                    ------------
              TOTAL INVESTMENT COMPANY                                   359,718
              (Cost $359,718)                                       ------------

COLLATERAL FOR SECURITIES ON LOAN - 14.25%

 16,296,091   State Street Navigator Securities
              Lending Prime Portfolio (I)                             16,296,091
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 16,296,091
              (Cost $16,296,091)                                    ------------

TOTAL INVESTMENTS - 113.99%                                          130,382,605
(Cost $135,160,280**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (13.99)%                          (16,004,341)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $114,378,264
                                                                    ============

-------------------------------------------------

         **   Aggregate cost for Federal tax purposes was $135,447,281.
        (C)   Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
              securities have been determined to be liquid under guidelines established by the Board of Trustees.
        (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
              dollars. The aggregate of these securities is 0.79% of total net assets.
        (G)   Floating rate or variable rate note. Rate shown is as of June 30,
              2008.
        (I)   Represents investments of cash collateral received in connection with securities lending.
        (M)   Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated
              level, the issuer will either initiate a clean-up call or
              increase the stated interest rate.
        (O)   All (or portion of security) on loan.
        ADR   American Depositary Receipt.
        PLC   Public Limited Company.

              The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS - 95.40%
              CONSUMER DISCRETIONARY - 5.99%
     15,100   Carnival Corp. (O)                                    $    557,794
     12,700   CBS Corp.                                                  207,772
     51,886   Comcast Corp., Class A                                   1,069,889
     24,400   Eastman Kodak Co. (O)                                      357,216
     13,500   General Motors Corp. (O)                                   149,445
     18,000   Home Depot, Inc.                                           428,940
      7,900   Johnson Controls, Inc.                                     238,264
     36,300   Lowe's Cos., Inc.                                          737,616
     64,000   News Corp., Class A                                        904,320
      8,900   Nordstrom, Inc. (O)                                        255,786
     14,900   Omnicom Group, Inc.                                        636,081
      9,500   Target Corp. (O)                                           429,685
    127,900   Time Warner, Inc.                                        1,831,528
     13,300   Viacom, Inc., Class B *                                    371,469
     29,900   Walt Disney Co./The                                        907,465
                                                                    ------------
                                                                       9,083,270
                                                                    ------------
              CONSUMER STAPLES - 9.56%
     29,800   Altria Group, Inc.                                         606,430
      5,500   Anheuser-Busch Cos., Inc.                                  372,680
     18,200   Archer-Daniels-Midland Co.                                 521,066
      5,400   Clorox Co.                                                 294,300
     20,400   Coca-Cola Co./The                                        1,050,600
      4,900   Costco Wholesale Corp.                                     307,132
     20,600   CVS/Caremark Corp.                                         751,900
      4,300   Energizer Holdings, Inc. *                                 306,762
      9,300   General Mills, Inc.                                        598,827
     15,000   HJ Heinz Co.                                               755,700
      6,200   Kellogg Co.                                                328,972
      6,500   Kimberly-Clark Corp.                                       375,895
     44,797   Kraft Foods, Inc., Class A                               1,425,441
      3,100   Lorillard, Inc. *                                          208,041
     11,600   Molson Coors Brewing Co., Class B                          626,052
      7,700   Philip Morris International, Inc.                          397,705
     57,000   Procter & Gamble Co.                                     3,732,360
     31,300   Wal-Mart Stores, Inc.                                    1,834,806
                                                                    ------------
                                                                      14,494,669
                                                                    ------------
              ENERGY - 16.26%
     14,100   Anadarko Petroleum Corp.                                   816,531
     13,600   Apache Corp.                                             1,525,512
      8,300   Chesapeake Energy Corp. (O)                                416,245
     58,666   Chevron Corp.                                            4,960,797
     40,600   ConocoPhillips                                           3,313,772
     15,100   Devon Energy Corp.                                       1,432,839
      4,800   EOG Resources, Inc.                                        482,544
    102,500   Exxon Mobil Corp.                                        8,244,075
     20,900   Marathon Oil Corp.                                       1,033,923
      8,300   Nabors Industries, Ltd. (O)*                               302,618
      5,400   Schlumberger, Ltd.                                         548,640
      9,500   Valero Energy Corp.                                        317,395
     13,300   Williams Cos., Inc.                                        426,265
     17,400   XTO Energy, Inc.                                           821,802
                                                                    ------------
                                                                      24,642,958
                                                                    ------------
              FINANCIALS - 24.53%
     13,600   Allstate Corp./The                                         628,592
     56,800   American International Group, Inc.                       1,479,640
     14,600   Annaly Capital Management, Inc., REIT                      220,022
     17,800   AON Corp.                                                  815,240
      5,800   Arch Capital Group, Ltd. *                                 404,434
      8,800   Assurant, Inc.                                             529,056
    105,684   Bank of America Corp.                                    3,477,004
     31,800   Bank of New York Mellon Corp./The                        1,128,900
     25,800   BB&T Corp. (O)                                             722,916
      3,100   BlackRock, Inc. (O)                                        671,801
      2,800   Boston Properties, Inc., REIT                              269,332
      8,900   Capital One Financial Corp. (O)                            372,554
      8,900   Chubb Corp.                                                427,556
    151,066   Citigroup, Inc.                                          2,823,423
     11,400   Equity Residential, REIT                                   492,138
     22,400   Federal National Mortgage Association (O)                  257,600
     10,500   Goldman Sachs Group, Inc./The                            1,932,420
     13,100   Hartford Financial Services Group, Inc.                    830,409
     99,468   JPMorgan Chase & Co.                                     4,041,385
     24,600   Lehman Brothers Holdings, Inc. (O)                         426,564
     12,900   Marsh & McLennan Cos., Inc.                                364,425
     18,200   Merrill Lynch & Co., Inc. (O)                              485,030
     24,800   MetLife, Inc.                                            1,259,096
     26,200   Morgan Stanley                                           1,034,376
     10,800   PNC Financial Services Group, Inc.                         769,932
     10,400   Prologis, REIT (O)                                         508,352
     15,800   Prudential Financial, Inc.                               1,089,726
      4,100   Simon Property Group, Inc., REIT                           379,783
     14,100   State Street Corp.                                       1,010,124
      4,300   SunTrust Banks, Inc. (O)                                   176,558
     34,300   Travelers Cos., Inc./The                                 1,513,316
     72,000   US Bankcorp                                              2,203,920
      8,500   Vornado Realty Trust, REIT (O)                             808,095
     30,600   Wachovia Corp. (O)                                         528,462
     96,200   Wells Fargo & Co. (O)                                    2,911,974
      9,900   XL Capital, Ltd., Class A (O)                              177,111
                                                                    ------------
                                                                      37,171,266
                                                                    ------------
              HEALTH CARE - 10.72%
     24,800   Amgen, Inc. *                                            1,553,224
     18,600   Boston Scientific Corp. *                                  221,154
      9,800   Coventry Health Care, Inc. (O)*                            346,626
     13,500   Covidien, Ltd.                                             664,740
     15,600   Eli Lilly & Co.                                            734,916
     10,500   Hologic, Inc. *                                            193,935
      7,400   Invitrogen Corp. *                                         328,190
     59,800   Johnson & Johnson                                        4,094,506
      8,200   Medco Health Solutions, Inc. *                             406,556
     40,400   Merck & Co., Inc.                                        1,329,160
    150,240   Pfizer, Inc.                                             2,804,981
     28,000   Schering-Plough Corp.                                      590,240
     14,000   Thermo Fisher Scientific, Inc. *                           847,280
      8,400   WellPoint, Inc. *                                          440,580
     41,600   Wyeth                                                    1,685,632
                                                                    ------------
                                                                      16,241,720
                                                                    ------------
              INDUSTRIALS - 9.75%
      4,400   3M Co.                                                     309,716
      4,300   Deere & Co.                                                301,688
      3,500   Eaton Corp.                                                248,640
      7,100   Emerson Electric Co.                                       345,770

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS (CONTINUED)
              INDUSTRIALS (CONTINUED)
      4,900   FedEx Corp.                                           $    386,316
     10,700   General Dynamics Corp.                                     953,798
    228,200   General Electric Co.                                     6,455,778
     13,700   Illinois Tool Works, Inc.                                  641,845
     10,300   Ingersoll-Rand Co., Ltd., Class A                          370,800
      4,200   ITT Corp.                                                  281,232
      5,300   KBR, Inc.                                                  151,050
     11,800   Norfolk Southern Corp.                                     848,656
      5,600   Northrop Grumman Corp.                                     377,384
      6,400   Parker Hannifin Corp.                                      394,752
      8,500   Raytheon Co.                                               483,905
     18,800   Southwest Airlines Co.                                     293,092
      9,400   Tyco International, Ltd.                                   418,864
     14,500   United Technologies Corp.                                  927,710
     16,600   Waste Management, Inc.                                     589,964
                                                                    ------------
                                                                      14,780,960
                                                                    ------------
              INFORMATION TECHNOLOGY - 3.61%
     11,200   Automatic Data Processing, Inc.                            478,352
     11,200   Computer Sciences Corp. (O)*                               530,544
     20,400   EMC Corp./Massachusetts *                                  306,204
     11,421   Hewlett-Packard Co.                                        511,661
     28,400   Intel Corp.                                                630,196
      6,400   International Business Machines Corp.                      819,072
     11,300   Microsoft Corp.                                            290,636
     67,100   Motorola, Inc.                                             579,744
      7,000   Novellus Systems, Inc. *                                   142,590
     10,300   Seagate Technology                                         154,191
     16,100   Symantec Corp. *                                           339,227
     14,000   Tyco Electronics, Ltd.                                     463,960
     16,700   Xerox Corp.                                                227,788
                                                                    ------------
                                                                       5,474,165
                                                                    ------------
              MATERIALS - 4.13%
      3,800   Air Products & Chemicals, Inc.                             361,798
      6,800   Albemarle Corp.                                            264,724
     17,300   Alcoa, Inc.                                                583,875
      3,100   Cytec Industries, Inc.                                     167,586
     23,900   Dow Chemical Co./The                                       796,109
     28,200   EI Du Pont de Nemours & Co. (O)                          1,235,442
     15,123   Freeport-McMoRan Copper & Gold, Inc.                     1,463,150
     13,400   Nucor Corp.                                                766,748
     11,700   Weyerhaeuser Co. (O)                                       625,482
                                                                    ------------
                                                                       6,264,914
                                                                    ------------
              TELECOMMUNICATION SERVICES - 4.88%
    134,232   AT&T, Inc.                                               4,135,688
     10,300   Embarq Corp.                                               471,431
     69,300   Sprint Nextel Corp.                                        564,102
     11,300   TELUS Corp.                                                398,099
     53,820   Verizon Communications, Inc.                             1,832,033
                                                                    ------------
                                                                       7,401,353
                                                                    ------------
              UTILITIES - 5.97%
     14,600   American Electric Power Co., Inc.                          576,700
      2,700   Constellation Energy Group, Inc.                           224,532
     13,100   Dominion Resources, Inc./VA                                578,758
     31,000   Duke Energy Corp.                                          544,980
     14,500   Edison International                                       700,930
      3,200   Entergy Corp.                                              342,144
      9,500   Exelon Corp.                                               746,890
      9,400   FirstEnergy Corp.                                          691,370
     12,000   FPL Group, Inc.                                            774,360
      5,700   Mirant Corp. (O)*                                          174,477
     10,200   NSTAR (O)                                                  324,972
     12,700   PG&E Corp. (O)                                             489,331
      5,800   PPL Corp. (O)                                              272,368
      7,300   Progress Energy, Inc. (O)                                  308,863
     15,800   Public Service Enterprise Group, Inc.                      660,440
      2,900   Questar Corp.                                              153,352
      8,400   Sempra Energy (O)                                          471,744
     17,600   Southern Co.                                               622,864
     19,200   Xcel Energy, Inc. (O)                                      385,152
                                                                    ------------
                                                                       9,044,227
                                                                    ------------
              TOTAL COMMON STOCKS                                    144,599,502
              (Cost $145,335,941)                                   ------------

INVESTMENT COMPANIES - 4.42%

     14,500   iShares Russell 1000 Value Index Fund ETF                  990,495
     26,800   SPDR Trust Series 1 ETF (O)                              3,399,044
  2,304,901   SSgA Prime Money Market Fund                             2,304,901
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               6,694,440
              (Cost $6,752,046)                                     ------------

COLLATERAL FOR SECURITIES ON LOAN - 11.53%

 17,483,236   State Street Navigator Securities
              Lending Prime Portfolio (I)                             17,483,236
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 17,483,236
              (Cost $17,483,236)                                    ------------

TOTAL INVESTMENTS - 111.35%                                          168,777,178
(Cost $169,571,223**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (11.35)%                          (17,209,773)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $151,567,405
                                                                    ============

------------------------------------------------

            *  Non-income producing.
           **  Aggregate cost for Federal tax purposes was $170,385,482.
          (I) Represents investments of cash collateral received in connection with securities lending.
          (O)  All (or portion of security) on loan.
          ETF  Exchange Traded Fund.
         REIT  Real Estate Investment Trust.

               The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS - 98.70%
              CONSUMER DISCRETIONARY - 7.07%
      8,700   Amazon.com, Inc. (O)*                                 $    664,158
      5,400   Coach, Inc. *                                              137,754
     29,800   Harley-Davidson, Inc. (O)                                1,127,632
     40,100   Kohl's Corp. (O)*                                        1,680,591
     41,500   Lamar Advertising Co., Class A (O)*                      1,576,170
     30,300   McDonald's Corp.                                         1,811,637
     22,100   News Corp., Class A                                        312,273
     21,000   Nordstrom, Inc. (O)                                        603,540
     34,000   Omnicom Group, Inc.                                      1,451,460
     16,700   Polo Ralph Lauren Corp. (O)                                988,139
     50,400   Staples, Inc.                                            1,134,000
     33,600   Tiffany & Co. (O)                                        1,269,744
                                                                    ------------
                                                                      12,757,098
                                                                    ------------
              CONSUMER STAPLES - 9.61%
     81,600   Coca-Cola Co./The                                        4,202,400
     55,200   Colgate-Palmolive Co.                                    4,099,704
     13,100   Costco Wholesale Corp.                                     821,108
     69,000   Philip Morris International, Inc.                        3,563,850
     24,000   Walgreen Co.                                               824,160
     65,500   Wal-Mart Stores, Inc.                                    3,839,610
                                                                    ------------
                                                                      17,350,832
                                                                    ------------
              ENERGY - 12.04%
      5,200   Cabot Oil & Gas Corp.                                      228,852
     17,700   Cameron International Corp. *                              845,352
      5,400   Consol Energy, Inc.                                        401,706
      5,800   Diamond Offshore Drilling, Inc. (O)                        691,940
      4,800   EOG Resources, Inc.                                        482,544
     22,400   Exxon Mobil Corp.                                        1,801,632
     26,000   Halliburton Co.                                          1,165,320
     10,400   Hess Corp.                                               1,054,560
     10,800   National Oilwell Varco, Inc. *                             849,204
     15,200   Noble Corp.                                                788,424
     23,700   Occidental Petroleum Corp.                               1,868,271
     20,200   Peabody Energy Corp.                                     1,366,530
     11,100   PetroHawk Energy Corp. *                                   369,852
      2,700   Plains Exploration & Production Co. *                      151,119
      4,700   Quicksilver Resources, Inc. (O)*                           122,952
      5,400   Range Resources Corp.                                      262,224
      5,500   SandRidge Energy, Inc. (O)*                                268,895
     42,000   Schlumberger, Ltd.                                       4,267,200
     10,300   Southwestern Energy Co. *                                  373,993
     10,292   Transocean, Inc. *                                       1,400,021
     44,100   Valero Energy Corp.                                      1,473,381
     31,000   Weatherford International, Ltd. *                        1,169,630
      6,982   XTO Energy, Inc.                                           329,760
                                                                    ------------
                                                                      21,733,362
                                                                    ------------
              FINANCIALS - 3.91%
     18,000   Aflac, Inc.                                              1,000,980
     24,100   American Capital, Ltd. (O)                                 489,712
     16,300   American Express Co.                                       605,056
      6,200   BlackRock, Inc. (O)                                      1,343,602
     24,000   Blackstone Group L.P./The                                  445,680
     16,800   Federal Home Loan Mortgage Corp. (O)                       137,256
      3,000   Goldman Sachs Group, Inc./The                              552,120
      3,500   IntercontinentalExchange, Inc. *                           349,300
     48,700   Janus Capital Group, Inc.                                1,477,558
      6,300   Jones Lang LaSalle, Inc. (O)                               300,132
      1,500   Mastercard, Inc., Class A (O)                              366,225
                                                                    ------------
                                                                       7,067,621
                                                                    ------------
              HEALTH CARE - 16.10%
     25,400   Abbott Laboratories                                      1,431,036
     19,600   Baxter International, Inc.                               1,344,756
     41,200   Bristol-Myers Squibb Co.                                   870,144
     15,000   Celgene Corp. *                                          1,132,350
      6,600   Covance, Inc. *                                            605,880
     43,200   Express Scripts, Inc. *                                  3,047,328
     46,000   Genentech, Inc. *                                        4,381,500
     23,300   Gen-Probe, Inc. *                                        1,242,356
      7,100   Genzyme Corp. *                                            544,215
     24,200   Gilead Sciences, Inc. *                                  1,306,316
     15,600   Health Net, Inc. *                                         436,176
     67,384   Hologic, Inc. (O)*                                       1,244,583
      1,000   Intuitive Surgical, Inc. *                                 311,290
     35,600   Johnson & Johnson                                        2,437,532
     34,801   Medtronic, Inc.                                          1,838,537
     19,500   Merck & Co., Inc.                                          641,550
    175,103   Schering-Plough Corp.                                    3,691,171
     15,200   St. Jude Medical, Inc. *                                   708,016
      8,900   Stryker Corp.                                              571,291
     29,000   Vertex Pharmaceuticals, Inc. (O)*                        1,000,500
      4,200   Zimmer Holdings, Inc. *                                    289,422
                                                                    ------------
                                                                      29,075,949
                                                                    ------------

              INDUSTRIALS - 10.91%
     20,200   3M Co.                                                   1,421,878
     10,500   Boeing Co.                                                 641,655
      8,800   Burlington Northern Santa Fe Corp.                         916,344
     26,200   Caterpillar, Inc.                                        1,821,424
     11,200   CH Robinson Worldwide, Inc. (O)                            539,840
      7,100   CSX Corp.                                                  479,818
     13,200   Deere & Co.                                                926,112
     34,200   Emerson Electric Co.                                     1,665,540
     12,700   Expeditors International of Washington, Inc.               450,977
      5,100   Flowserve Corp.                                            680,034
     91,800   General Electric Co.                                     2,597,022
     20,900   Honeywell International, Inc.                            1,062,556
     12,700   Joy Global, Inc.                                           917,194
      7,800   McDermott International, Inc. *                            371,826
      5,000   Precision Castparts Corp.                                  467,150
     40,000   Quanta Services, Inc. (O)*                               1,235,200
     16,800   Union Pacific Corp.                                      1,384,992
     24,800   United Parcel Service, Inc., Class B                     1,564,384
      6,200   WW Grainger, Inc. (O)                                      554,962
                                                                    ------------
                                                                      19,698,908
                                                                    ------------
              INFORMATION TECHNOLOGY - 32.42%
     37,200   Affiliated Computer Services, Inc., Class A *            1,793,040
      7,500   Akamai Technologies, Inc. *                                175,050

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS (CONTINUED)
              INFORMATION TECHNOLOGY (CONTINUED)
     28,800   Altera Corp.                                          $    632,160
     24,600   Apple, Inc. *                                            3,910,170
     33,600   Applied Materials, Inc.                                    581,952
    271,700   Cisco Systems, Inc. *                                    5,974,683
     24,500   Citrix Systems, Inc. *                                     652,680
     45,400   Corning, Inc.                                              908,454
     54,500   Dell, Inc. *                                             1,339,065
     29,100   eBay, Inc. *                                               732,447
     47,300   EMC Corp./Massachusetts *                                  709,973
      3,400   First Solar, Inc. *                                        969,374
     11,600   Google, Inc., Class A *                                  5,495,500
     41,400   Hewlett-Packard Co.                                      1,854,720
    224,100   Intel Corp.                                              4,972,779
     50,800   International Business Machines Corp.                    6,501,384
     18,300   Kla-Tencor Corp. (O)                                       687,897
    101,661   Maxim Integrated Products, Inc.                          1,996,622
     52,500   Microchip Technology, Inc. (O)                           1,676,325
    225,100   Microsoft Corp.                                          5,789,572
     19,000   Novellus Systems, Inc. *                                   387,030
     22,100   Nuance Communication, Inc. *                               342,992
    123,800   Oracle Corp. *                                           2,665,414
     62,600   QUALCOMM, Inc.                                           3,464,284
      1,600   Research in Motion, Ltd. *                                 196,512
      6,700   Salesforce.com, Inc. *                                     427,393
     16,300   SanDisk Corp. (O)*                                         229,830
     37,600   Texas Instruments, Inc.                                    916,688
     23,800   Varian Semiconductor Equipment Associates, Inc. *          695,436
     14,500   Visa, Inc., Class A *                                    1,059,370
     40,500   Yahoo!, Inc. *                                             805,545
                                                                    ------------
                                                                      58,544,341
                                                                    ------------
              MATERIALS - 5.17%
      3,300   AK Steel Holding Corp.                                     199,874
     17,400   Alcoa, Inc.                                                587,250
      2,200   Cleveland-Cliffs, Inc.                                     238,502
     23,300   Freeport-McMoRan Copper & Gold, Inc.                     2,254,275
     15,500   Monsanto Co.                                             1,846,205
      4,300   Mosaic Co./The *                                           547,003
     27,100   Nucor Corp.                                              1,550,662
     22,500   Praxair, Inc.                                            2,108,925
                                                                    ------------
                                                                       9,332,696
                                                                    ------------
              TELECOMMUNICATION SERVICES - 0.73%
     22,600   NII Holdings, Inc. *                                     1,235,316
      2,000   Telephone & Data Systems, Inc.                              84,800
                                                                    ------------
                                                                       1,320,116
                                                                    ------------
              UTILITIES - 0.74%
     10,100   Exelon Corp.                                               794,062
      9,700   Sempra Energy (O)                                          544,752
                                                                    ------------
                                                                       1,338,814
                                                                    ------------

              TOTAL COMMON STOCKS                                    178,219,737
              (Cost $174,881,609)                                   ------------

INVESTMENT COMPANIES - 1.35%

      7,600   iShares Russell 1000 Growth Index Fund ETF (O)             410,248
     11,600   Powershares QQQ ETF                                        527,336
  1,501,860   SSgA Prime Money Market Fund                             1,501,860
                                                                    ------------
              TOTAL INVESTMENT COMPANIES                               2,439,444
              (Cost $2,438,378)                                     ------------

COLLATERAL FOR SECURITIES ON LOAN - 8.40%

 15,159,196   State Street Navigator Securities
              Lending Prime Portfolio (I)                             15,159,196
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 15,159,196
              (Cost $15,159,196)                                    ------------

TOTAL INVESTMENTS - 108.45%                                          195,818,377
(Cost $192,479,183**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (8.45)%                           (15,261,944)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $180,556,433
                                                                    ============

-----------------------------------------------------------

           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $194,420,331.
         (I)   Represents investments of cash collateral received in connection with securities lending.
         (O)   All (or portion of security) on loan.
         ETF   Exchange Traded Fund.

               The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS - 99.12%
              CONSUMER DISCRETIONARY - 11.51%
      2,600   Arbitron, Inc. (O)                                    $    122,200
      2,800   Autoliv, Inc.                                              109,312
      6,100   Carnival Corp. (O)                                         225,334
      8,600   Cato Corp./The, Class A (O)                                153,854
      5,800   CBS Corp. (O)                                               94,888
      2,700   CEC Entertainment, Inc. (O)*                                94,122
      2,500   Choice Hotels International, Inc.                           62,125
     14,400   Eastman Kodak Co. (O)                                      210,816
     27,464   Ford Motor Co. (O)*                                        131,827
      3,700   Fortune Brands, Inc. (O)                                   212,047
      9,500   Gap, Inc./The (O)                                          153,140
      4,500   Genuine Parts Co. (O)                                      180,495
      8,300   Hibbett Sports, Inc. (O)*                                  174,715
     35,400   Interpublic Group of Cos., Inc. (O)*                       311,166
      5,900   KB Home (O)                                                103,781
      7,000   Lamar Advertising Co., Class A (O)*                        265,860
     16,300   Mattel, Inc.                                               326,815
      2,300   Matthews International Corp., Class A (O)                  114,793
      8,300   Modine Manufacturing Co. (O)                               144,752
      6,200   Nordstrom, Inc. (O)                                        178,188
     10,000   O'Reilly Automotive, Inc. (O)*                             255,400
     11,600   Pulte Homes, Inc. (O)                                      141,636
     12,300   Saks, Inc. (O)*                                            125,337
      6,100   Scripps Networks Interactive, Inc. *                       247,294
      6,400   Sonic Corp. (O)*                                            96,576
     12,350   Stage Stores, Inc. (O)                                     183,027
      7,200   Tempur-Pedic International, Inc. (O)                        67,608
     10,100   TJX Cos., Inc.                                             340,471
      5,700   Valassis Communications, Inc. (O)*                          50,274
      2,300   VF Corp. (O)                                               164,634
     17,900   Virgin Media, Inc. (O)                                     200,838
                                                                    ------------
                                                                       5,243,325
                                                                    ------------
              CONSUMER STAPLES - 8.69%
      4,300   Bunge, Ltd.                                                425,356
      7,800   Casey's General Stores, Inc. (O)                           191,880
      3,000   Clorox Co.                                                 163,500
     12,100   ConAgra Foods, Inc.                                        262,328
     10,700   Constellation Brands, Inc., Class A (O)*                   230,264
      5,400   Costco Wholesale Corp.                                     338,472
      4,000   CVS/Caremark Corp.                                         146,000
      1,800   Energizer Holdings, Inc. (O)*                              128,412
      3,500   Herbalife, Ltd. (O)                                        151,165
      6,000   HJ Heinz Co.                                               302,280
      4,200   Hormel Foods Corp.                                         151,914
      5,700   Lance, Inc. (O)                                            104,880
      4,300   Lorillard, Inc. *                                          288,573
      8,100   Molson Coors Brewing Co., Class B                          437,157
      9,100   Safeway, Inc.                                              243,152
     13,000   Sara Lee Corp.                                             177,580
      4,100   UST, Inc. (O)                                              215,701
                                                                    ------------
                                                                       3,958,614
                                                                    ------------
              ENERGY - 7.20%
     11,600   BJ Services Co.                                            341,040
      4,800   Chesapeake Energy Corp. (O)                                240,720
     20,000   El Paso Corp.                                              358,600
      6,400   Forest Oil Corp. (O)*                                      364,992
     12,200   Nabors Industries, Ltd. (O)*                               444,812
      5,000   Newfield Exploration Co. *                                 244,900
      6,000   Noble Energy, Inc.                                         443,220
      1,200   Overseas Shipholding Group, Inc.                            94,500
      2,900   Plains Exploration & Production Co. (O)*                   162,313
      4,500   Rowan Cos., Inc. (O)                                       179,100
      3,600   St. Mary Land & Exploration Co. (O)                        153,216
        900   Whiting Petroleum Corp. *                                   84,303
      5,300   Williams Cos., Inc.                                        169,865
                                                                    ------------
                                                                       3,281,581
                                                                    ------------
              FINANCIALS - 27.85%
     14,700   American Capital, Ltd. (O)                                 298,704
     21,300   Annaly Capital Management, Inc., REIT                      320,991
     13,600   AON Corp. (O)                                              622,880
      5,200   Arch Capital Group, Ltd. *                                 362,596
      9,699   Ares Capital Corp. (O)                                     110,860
      5,500   Asset Acceptance Capital Corp. (O)*                         64,735
      9,360   Associated Banc-Corp. (O)                                  156,218
      5,100   Assurant, Inc. (O)                                         306,612
      7,500   Assured Guaranty, Ltd. (O)                                  85,950
      4,100   AvalonBay Communities, Inc., REIT (O)                      408,811
     10,600   Axis Capital Holdings, Ltd.                                335,808
      1,900   BlackRock, Inc. (O)                                        411,749
      4,300   Boston Properties, Inc., REIT                              413,617
      2,700   Credit Acceptance Corp. (O)*                                44,739
      6,075   Delphi Financial Group, Inc., Class A (O)                  151,571
      5,800   Discover Financial Services                                 84,970
      9,100   Equity Residential, REIT (O)                               392,847
      2,800   Everest Re Group, Ltd.                                     229,040
     16,100   Fifth Third Bancorp (O)                                    224,917
      3,300   Financial Federal Corp. (O)                                 76,065
      1,800   First Midwest Bankcorp, Inc./IL (O)                         36,954
     11,800   Hudson City Bancorp, Inc. (O)                              215,468
      4,040   International Bancshares Corp. (O)                          99,384
      2,300   IPC Holdings, Ltd.                                          73,830
     10,400   JPMorgan Chase & Co.                                       422,552
     15,500   Keycorp (O)                                                163,525
      5,600   Kimco Realty Corp., REIT (O)                               197,624
      5,400   Legg Mason, Inc. (O)                                       217,890
      9,000   Lehman Brothers Holdings, Inc. (O)                         156,060
      2,500   Leucadia National Corp. (O)                                111,925
      4,400   M&T Bank Corp. (O)                                         309,672
      6,700   Marsh & McLennan Cos., Inc.                                189,275
      9,598   Marshall & Ilsley Corp. (O)                                145,890
      2,000   MB Financial, Inc. (O)                                      49,460
     15,800   National City Corp. (O)                                     74,734
      3,600   NewAlliance Bancshares, Inc. (O)                            46,728
      9,700   People's United Financial, Inc. (O)                        164,706
      3,400   Platinum Underwriters Holdings, Ltd. (O)                   122,740

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS (CONTINUED)
              FINANCIALS (CONTINUED)
      9,400   Principal Financial Group, Inc. (O)                   $    399,594
     11,900   Progressive Corp./The                                      240,975
      8,200   Prologis, REIT                                             400,816
      1,000   PS Business Parks, Inc., REIT (O)                           52,600
      4,300   Public Storage, REIT (O)                                   352,127
     13,000   RAIT Investment Trust, REIT (O)                             86,450
      5,600   Realty Income Corp., REIT (O)                              141,064
      6,800   Regions Financial Corp.                                     64,464
      3,400   Reinsurance Group of America, Inc. (O)                     168,980
      2,500   Simon Property Group, Inc., REIT (O)                       231,575
      3,300   SL Green Realty Corp., REIT                                275,022
      9,900   Sovereign Bancorp, Inc. (O)                                 94,248
      5,700   Torchmark Corp.                                            330,885
     19,300   Unum Group                                                 466,288
      4,800   US Bankcorp                                                146,928
      6,200   U-Store-It Trust, REIT (O)                                  72,230
      1,600   Ventas, Inc., REIT (O)                                      71,776
      5,600   Vornado Realty Trust, REIT                                 532,392
     10,900   Washington Mutual, Inc. (O)                                 58,097
      6,500   Webster Financial Corp. (O)                                129,090
      1,400   Westamerica Bancorporation (O)                              72,800
     10,400   WR Berkley Corp.                                           245,648
      2,800   XL Capital, Ltd., Class A (O)                               50,092
      3,603   Zions Bancorporation (O)                                   105,460
                                                                    ------------
                                                                      12,691,698
                                                                    ------------
              HEALTH CARE - 5.95%
      3,000   AmerisourceBergen Corp.                                    125,610
      3,400   Amsurg Corp. (O)*                                           91,120
      6,100   Applied Biosystems, Inc. (S)                               225,273
      1,729   Barr Pharmaceuticals, Inc. *                               114,079
      5,100   Centene Corp. (O)*                                         113,781
      1,200   Charles River Laboratories International, Inc. *            79,752
      7,100   Coventry Health Care, Inc. (O)*                            251,127
      9,400   Health Net, Inc. *                                         262,824
     20,500   Hologic, Inc. (O)*                                         378,635
      5,800   Invitrogen Corp. (O)*                                      257,230
      4,700   Orthofix International N.V. (O)*                           111,813
     19,397   Schering-Plough Corp. (O)                                  408,889
     12,100   Universal American Corp./NY (O)*                           126,929
      4,000   Wyeth                                                      162,080
                                                                    ------------
                                                                       2,709,142
                                                                    ------------
              INDUSTRIALS - 10.57%
     10,000   ACCO Brands Corp. (O)*                                      85,700
      2,500   Acuity Brands, Inc. (O)                                    102,150
      4,400   Albany International Corp., Class A (O)                    126,280
     10,700   Allied Waste Industries, Inc. *                            129,470
      8,400   Belden, Inc. (O)                                           310,128
      8,100   Carlisle Cos., Inc. (O)                                    247,779
      4,400   Cooper Industries, Ltd., Class A (O)                       185,548
      5,700   Diana Shipping, Inc. (O)                                   173,451
      4,000   Dover Corp.                                                198,520
      2,500   Eaton Corp.                                                177,600
      2,700   ESCO Technologies, Inc. (O)*                               111,105
      2,600   Gardner Denver, Inc. *                                     118,560
      1,900   GATX Corp. (O)                                              86,393
      2,187   Genesee & Wyoming, Inc., Class A (O)*                       88,508
      3,100   Graco, Inc. (O)                                            112,313
     10,300   Ingersoll-Rand Co., Ltd., Class A                          370,800
      3,900   ITT Corp.                                                  261,144
      4,700   KBR, Inc.                                                  133,950
      2,500   L-3 Communications Holdings, Inc. (O)                      246,725
      5,700   Mueller Industries, Inc. (O)                               146,319
      3,200   Norfolk Southern Corp.                                     230,144
      2,800   Parker Hannifin Corp. (O)                                  172,704
      5,600   RR Donnelley & Sons Co.                                    149,520
      2,700   Simpson Manufacturing Co., Inc. (O)                         64,827
     20,100   Southwest Airlines Co. (O)                                 313,359
      2,700   Terex Corp. (O)*                                           127,791
      3,400   United Stationers, Inc. (O)*                               130,322
      2,400   WW Grainger, Inc. (O)                                      214,824
                                                                    ------------
                                                                       4,815,934
                                                                    ------------
              INFORMATION TECHNOLOGY - 7.96%
      5,100   Affiliated Computer Services, Inc., Class A *              245,820
      8,200   Arrow Electronics, Inc. *                                  264,204
     17,000   Brocade Communications Systems, Inc. *                     114,750
     10,800   CA, Inc. (O)                                               257,688
      7,100   Computer Sciences Corp. (O)*                               336,327
      1,900   Diebold, Inc.                                               70,262
      5,400   Electronic Data Systems Corp.                              133,974
      4,900   Electronics for Imaging, Inc. *                             68,649
      6,600   Intersil Corp., Class A                                    159,258
     12,400   Maxim Integrated Products, Inc.                            243,536
      3,400   MAXIMUS, Inc.                                              126,174
      8,300   Molex, Inc.                                                203,599
      7,500   NAM TAI Electronics, Inc. (O)                               86,475
      7,500   Novellus Systems, Inc. (O)*                                152,775
      7,400   SanDisk Corp. (O)*                                         104,340
      9,700   Seagate Technology                                         145,209
     14,300   Sun Microsystems, Inc. *                                   152,009
      8,000   Synopsys, Inc. (O)*                                        192,160
      2,900   Teradata Corp. *                                            67,918
      6,000   Websense, Inc. (O)*                                        125,220
     19,200   Xerox Corp.                                                261,888
      6,000   Xyratex, Ltd. *                                             88,920
        800   Zebra Technologies Corp., Class A *                         24,648
                                                                    ------------
                                                                       3,625,803
                                                                    ------------
              MATERIALS - 6.52%
      2,100   Air Products & Chemicals, Inc. (O)                         199,941
      5,500   Alcoa, Inc. (O)                                            185,625
      1,800   Aptargroup, Inc. (O)                                        69,660
      6,900   Celanese Corp., Series A                                   265,857
        800   Compass Minerals International, Inc. (O)                    60,480
      1,800   Deltic Timber Corp. (O)                                    109,566
      4,500   Ecolab, Inc.                                               201,150
      4,600   EI Du Pont de Nemours & Co. (O)                            201,526

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
  Shares                                                              (Note 1)
  ------                                                              --------

COMMON STOCKS (CONTINUED)
              MATERIALS (CONTINUED)
      3,235   Freeport-McMoRan Copper & Gold, Inc.                  $    312,986
      2,000   Mosaic Co./The *                                           254,420
      5,600   Nucor Corp.                                                320,432
      4,900   Owens-Illinois, Inc. *                                     206,976
      1,300   Reliance Steel & Aluminum Co. (O)                           82,108
      4,300   Sigma-Aldrich Corp.                                        261,182
      4,500   Weyerhaeuser Co.                                           240,570
                                                                    ------------
                                                                       2,972,479
                                                                    ------------
              TELECOMMUNICATION SERVICES - 1.23%
      2,000   Crown Castle International Corp. *                          76,400
      3,400   Embarq Corp.                                               155,618
      1,600   NII Holdings, Inc. (O)*                                     87,456
     20,800   Qwest Communications International, Inc. (O)                79,664
      2,500   Telephone & Data Systems, Inc.                             106,000
      4,800   Windstream Corp. (O)                                        57,216
                                                                    ------------
                                                                         562,354
                                                                    ------------
              UTILITIES - 11.64%
      6,400   Ameren Corp.                                               262,976
     14,100   American Electric Power Co., Inc.                          556,950
      2,300   Atmos Energy Corp. (O)                                      60,881
      2,000   Constellation Energy Group, Inc. (O)                       166,320
     11,000   Edison International                                       531,740
      1,700   Entergy Corp.                                              181,764
      1,700   New Jersey Resources Corp. (O)                              57,953
      6,400   NRG Energy, Inc. (O)*                                      232,256
     10,000   NSTAR                                                      318,600
      6,700   Oneok, Inc.                                                304,716
     12,600   PG&E Corp. (O)                                             485,478
      9,500   Progress Energy, Inc.                                      401,945
      5,800   Questar Corp.                                              306,704
      9,200   Sempra Energy                                              516,672
      3,900   UGI Corp.                                                  105,534
      4,400   Westar Energy, Inc.                                         97,152
      1,600   WGL Holdings, Inc. (O)                                      55,248
      6,100   Wisconsin Energy Corp. (O)                                 275,232
     19,300   Xcel Energy, Inc. (O)                                      387,158
                                                                    ------------
                                                                       5,305,279
                                                                    ------------
              TOTAL COMMON STOCKS                                     45,166,209
              (Cost $47,429,323)                                    ------------

INVESTMENT COMPANY - 1.02%

    466,154   SSgA Prime Money Market Fund                               466,154
                                                                    ------------
              TOTAL INVESTMENT COMPANY                                   466,154
              (Cost $466,154)                                       ------------

COLLATERAL FOR SECURITIES ON LOAN - 25.28%

 11,519,344   State Street Navigator Securities
              Lending Prime Portfolio (I)                             11,519,344
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN                 11,519,344
              (Cost $11,519,344)                                    ------------

TOTAL INVESTMENTS - 125.42%                                           57,151,707
(Cost $59,414,821**)                                                ------------

NET OTHER ASSETS AND LIABILITIES - (25.42)%                          (11,584,065)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 45,567,642
                                                                    ============

------------------------------------------------------

           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $60,249,211.
         (I)   Represents investments of cash collateral received in connection with securities lending.
         (O)   All (or portion of security) on loan.
         (S)   Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.
        REIT   Real Estate Investment Trust.

               The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS - 97.62%
              CONSUMER DISCRETIONARY - 15.43%
     20,700   Aeropostale, Inc. (O)*                                $    667,575
     14,100   Buckle, Inc./The (O)                                       725,727
     54,300   Carter's, Inc. (O)*                                        897,579
     14,200   Darden Restaurants, Inc. (O)                               462,494
     22,800   Guess ?, Inc. (O)                                          722,076
     51,300   Gymboree Corp. (O)*                                      1,918,620
     41,500   JOS A Bank Clothiers, Inc. (O)*                            929,600
     38,700   O'Reilly Automotive, Inc. (O)*                             988,398
      8,800   priceline.com, Inc. (O)*                                 1,011,560
     48,100   Sotheby's (O)                                            1,334,294
     30,300   Steiner Leisure, Ltd. (O)*                                 936,270
     32,700   True Religion Apparel, Inc. (O)*                           844,968
     23,700   Volcom, Inc. (O)*                                          425,178
                                                                    ------------
                                                                      11,864,339
                                                                    ------------
              CONSUMER STAPLES - 4.48%
     25,500   Avon Products, Inc. (O)                                  1,081,200
     32,600   Herbalife, Ltd. (O)                                      1,407,994
     37,400   SUPERVALU, Inc.                                            958,188
                                                                    ------------
                                                                       3,447,382
                                                                    ------------
              ENERGY - 14.23%
     28,700   Atwood Oceanics, Inc. *                                  1,317,617
     10,400   Helmerich & Payne, Inc.                                    614,952
     48,900   Hercules Offshore, Inc. *                                1,221,033
     17,600   National Oilwell Varco, Inc. (O)*                        1,383,888
     26,600   Noble Corp. (O)                                          1,379,742
     21,200   Noble Energy, Inc. (O)                                   1,566,044
      4,100   Range Resources Corp.                                      199,096
     39,600   St. Mary Land & Exploration Co. (O)                      1,685,376
     22,000   Ultra Petroleum Corp. *                                  1,570,360
                                                                    ------------
                                                                      10,938,108
                                                                    ------------
              FINANCIALS - 5.06%
     71,400   Assured Guaranty, Ltd. (O)                                 818,244
    162,000   Huntington Bancshares, Inc./OH (O)                       1,137,240
     62,000   Invesco, Ltd.                                            1,443,980
     58,300   MBIA, Inc. (O)                                             345,719
      6,200   WR Berkley Corp.                                           146,444
                                                                    ------------
                                                                       3,891,627
                                                                    ------------
              HEALTH CARE - 14.25%
     12,900   Beckman Coulter, Inc. (O)                                  933,186
     23,000   Cephalon, Inc. (O)*                                      1,682,680
     50,700   Coventry Health Care, Inc. (O)*                          1,793,259
     34,700   Health Net, Inc. *                                         970,212
     19,900   Hospira, Inc. *                                            759,384
     32,700   Invitrogen Corp. (O)*                                    1,450,245
     43,500   Psychiatric Solutions, Inc. (O)*                         1,523,370
     19,700   St. Jude Medical, Inc. (O)*                                917,626
     13,600   Waters Corp. *                                             923,984
                                                                    ------------
                                                                      10,953,946
                                                                    ------------
              INDUSTRIALS - 18.22%
      6,500   DryShips, Inc. (O)                                         501,345
      1,200   Flowserve Corp.                                            162,115
     14,900   Foster Wheeler, Ltd. *                                     845,873
     41,600   Graco, Inc. (O)                                          1,507,168
     65,800   Herman Miller, Inc. (O)                                  1,720,012
     39,500   HUB Group, Inc., Class A (O)*                            1,534,970
     29,900   Manpower, Inc. (O)                                       1,435,200
     56,100   Oshkosh Corp. (O)                                        1,012,044
     10,100   PACCAR, Inc.                                               424,806
      9,600   Precision Castparts Corp.                                  896,928
     40,900   Terex Corp. (O)*                                         1,935,797
     49,000   Thomas & Betts Corp. (O)*                                2,027,620
                                                                    ------------
                                                                      14,003,878
                                                                    ------------
              INFORMATION TECHNOLOGY - 18.65%
     38,200   Akamai Technologies, Inc. (O)*                             891,588
      8,200   Alliance Data Systems Corp. *                              526,030
     13,900   Amdocs, Ltd. *                                             422,699
     22,700   Amphenol Corp., Class A (O)                              1,082,109
     33,700   Autodesk, Inc. (O)*                                      1,074,693
     42,900   BMC Software, Inc. (O)*                                  1,410,981
     44,100   Cognizant Technology Solutions Corp., Class A *          1,237,887
     12,600   Flir Systems, Inc. (O)*                                    513,324
     41,200   Foundry Networks, Inc. *                                   718,528
     58,300   NetApp, Inc. (O)*                                        1,489,565
    106,300   Perot Systems Corp., Class A (O)*                        1,777,336
     56,500   Polycom, Inc. (O)*                                       1,333,400
     17,499   Varian Semiconductor Equipment Associates, Inc. (O)*       511,321
     48,700   Western Union Co./The (O)                                1,346,068
                                                                    ------------
                                                                      14,335,529
                                                                    ------------
              MATERIALS - 4.75%
     16,300   Agrium, Inc.                                             1,434,400
     22,200   Terra Industries, Inc. (O)                               1,198,800
      1,900   United States Steel Corp. (O)                              304,684
     57,800   Yamana Gold, Inc.                                          714,986
                                                                    ------------
                                                                       3,652,870
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.55%
     35,900   NII Holdings, Inc. (O)*                                  1,962,294
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $79,127,980)                                      75,049,973
                                                                    ------------
INVESTMENT COMPANY - 2.66%

  2,047,816   SSgA Prime Money Market Fund                             2,047,816
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $2,047,816)                                        2,047,816
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COLLATERAL FOR SECURITIES ON LOAN - 27.29%
 20,976,230   State Street Navigator Securities
              Lending Prime Portfolio (I)                           $ 20,976,230
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $20,976,230)                                      20,976,230
                                                                    ------------
TOTAL INVESTMENTS - 127.57%                                           98,074,019
(Cost $102,152,026**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (27.57)%                          (21,198,185)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 76,875,834
                                                                    ============

------------------------------------------------
        *  Non-income producing.
       **  Aggregate cost for Federal tax purposes was $105,459,013.
      (I) Represents investments of cash collateral received in connection with securities lending.
      (O)  All (or portion of security) on loan.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS - 95.96%
              CONSUMER DISCRETIONARY - 18.62%
      5,800   Arbitron, Inc.                                        $    272,600
     19,000   Cato Corp./The, Class A                                    339,910
      6,100   CEC Entertainment, Inc. *                                  212,646
      5,700   Choice Hotels International, Inc.                          141,645
     14,300   Helen of Troy, Ltd. *                                      294,008
     18,700   Hibbett Sports, Inc. *                                     393,635
      5,100   Matthews International Corp., Class A                      254,541
     16,200   Modine Manufacturing Co.                                   282,528
     12,000   Sonic Corp. *                                              181,080
     28,400   Stage Stores, Inc.                                         420,888
     14,900   Tempur-Pedic International, Inc.                           139,911
      6,700   Unifirst Corp./MA                                          299,959
     12,600   Valassis Communications, Inc. *                            111,132
                                                                    ------------
                                                                       3,344,483
                                                                    ------------
              CONSUMER STAPLES - 5.44%
     16,100   Casey's General Stores, Inc.                               396,060
      7,900   Herbalife, Ltd.                                            341,201
     13,100   Lance, Inc.                                                241,040
                                                                    ------------
                                                                         978,301
                                                                    ------------
              ENERGY - 4.47%
     10,300   Penn Virginia Corp.                                        625,725
      1,900   Whiting Petroleum Corp. *                                  177,973
                                                                    ------------
                                                                         803,698
                                                                    ------------
              FINANCIALS - 23.16%
      9,300   Acadia Realty Trust, REIT                                  211,017
      6,100   American Campus Communities, Inc., REIT                    178,608
     21,800   Ares Capital Corp.                                         249,174
     17,400   Asset Acceptance Capital Corp. *                           204,798
     16,900   Assured Guaranty, Ltd.                                     193,674
     10,300   Asta Funding, Inc.                                          82,400
      6,800   Credit Acceptance Corp. *                                  112,676
     13,700   Delphi Financial Group, Inc., Class A                      341,815
     12,000   Financial Federal Corp.                                    276,600
      4,000   First Midwest Bankcorp, Inc./IL                             82,120
      9,620   International Bancshares Corp.                             236,652
      5,400   IPC Holdings, Ltd.                                         173,340
      4,400   MB Financial, Inc.                                         108,812
      6,400   NewAlliance Bancshares, Inc.                                83,072
      7,400   Platinum Underwriters Holdings, Ltd.                       267,140
      3,200   PS Business Parks, Inc., REIT                              168,320
     32,600   RAIT Investment Trust, REIT                                216,790
     10,600   Realty Income Corp., REIT                                  267,014
     18,900   U-Store-It Trust, REIT                                     220,185
     14,300   Webster Financial Corp.                                    283,998
      3,900   Westamerica Bancorporation                                 202,800
                                                                    ------------
                                                                       4,161,005
                                                                    ------------
              HEALTH CARE - 7.55%
      8,500   Amsurg Corp. *                                             227,800
     11,300   Centene Corp. *                                            252,103
      3,600   Corvel Corp. *                                             117,900
      7,800   ICU Medical, Inc. *                                        221,754
     10,600   Orthofix International N.V. *                              252,174
     27,100   Universal American Corp./NY *                              284,279
                                                                    ------------
                                                                       1,356,010
                                                                    ------------
              INDUSTRIALS - 22.11%
     22,600   ACCO Brands Corp. *                                        193,682
      5,500   Acuity Brands, Inc.                                        224,730
     10,000   Albany International Corp., Class A                        287,000
     19,000   Belden, Inc.                                               701,480
     16,200   Bowne & Co., Inc.                                          209,466
     19,500   Carlisle Cos., Inc.                                        596,505
     13,700   Deswell Industries, Inc.                                    80,419
      6,000   ESCO Technologies, Inc. *                                  246,900
      4,700   Genesee & Wyoming, Inc., Class A *                         190,209
     12,400   Mueller Industries, Inc.                                   318,308
      7,800   Quixote Corp.                                               64,662
      6,800   Simpson Manufacturing Co., Inc.                            163,268
      7,700   Sterling Construction Co., Inc. *                          158,851
      7,700   United Stationers, Inc. *                                  295,141
     14,600   Vitran Corp., Inc. *                                       241,630
                                                                    ------------
                                                                       3,972,251
                                                                    ------------
              INFORMATION TECHNOLOGY - 6.71%
     11,000   Electronics for Imaging, Inc. *                            154,110
      7,500   MAXIMUS, Inc.                                              278,325
     19,300   NAM TAI Electronics, Inc.                                  222,529
     13,600   Websense, Inc. *                                           283,832
     13,600   Xyratex, Ltd. *                                            201,552
      2,100   Zebra Technologies Corp., Class A *                         64,701
                                                                    ------------
                                                                       1,205,049
                                                                    ------------
              MATERIALS - 4.39%
      4,000   Aptargroup, Inc.                                           154,800
      1,900   Compass Minerals International, Inc.                       143,640
      3,800   Deltic Timber Corp.                                        231,306
     15,200   Zep, Inc.                                                  259,464
                                                                    ------------
                                                                         789,210
                                                                    ------------
              UTILITIES - 3.51%
      6,800   Atmos Energy Corp.                                         179,996
      3,350   New Jersey Resources Corp.                                 114,202
      9,000   Westar Energy, Inc.                                        198,720
      4,000   WGL Holdings, Inc.                                         138,120
                                                                    ------------
                                                                         631,038
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $18,473,231)                                      17,241,045
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

INVESTMENT COMPANY - 3.76%

    675,144   SSgA Prime Money Market Fund                          $    675,144
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $675,144)                                            675,144
                                                                    ------------
TOTAL INVESTMENTS - 99.72%                                            17,916,189
(Cost $19,148,375**)                                                ------------

NET OTHER ASSETS AND LIABILITIES - 0.28%                                  49,536
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 17,965,725
                                                                    ============

------------------------------------------------
        *  Non-income producing.
       ** Aggregate cost for Federal tax purposes was $19,472,638. REIT Real Estate Investment Trust.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS - 98.02%
              CONSUMER DISCRETIONARY - 7.97%
      4,600   Aeropostale, Inc. *                                   $    148,350
      5,600   California Pizza Kitchen, Inc. *                            73,080
     11,000   CKX, Inc. *                                                 86,240
      2,300   Deckers Outdoor Corp. *                                    259,923
      2,300   DeVry, Inc.                                                130,663
      3,700   Dolan Media Co. *                                           78,107
      3,100   Focus Media Holding, Ltd., ADR *                            92,101
      3,400   Interactive Data Corp.                                      97,920
      2,700   Life Time Fitness, Inc. *                                   80,433
     10,200   LKQ Corp. *                                                209,100
      3,300   Marvel Entertainment, Inc. *                               114,510
      6,800   Outdoor Channel Holdings, Inc. *                            46,852
      2,700   Papa John's International, Inc. *                           76,383
        800   priceline.com, Inc. *                                       91,960
      3,600   Scientific Games Corp., Class A *                          109,224
        300   Strayer Education, Inc.                                     66,810
      3,900   Volcom, Inc. *                                              69,966
      2,500   Warnaco Group, Inc./The *                                  104,875
      7,400   World Wrestling Entertainment, Inc., Class A               121,286
                                                                    ------------
                                                                       2,057,783
                                                                    ------------
              CONSUMER STAPLES - 0.95%
      1,000   Central European Distribution Corp.*                        72,960
      1,900   Green Mountain Coffee Roasters, Inc.*                       69,065
      6,400   Winn-Dixie Stores, Inc. *                                  101,696
                                                                    ------------
                                                                         243,721
                                                                    ------------
              ENERGY - 12.54%
      1,100   Arch Coal, Inc.                                             61,941
      4,000   Atwood Oceanics, Inc. *                                    183,640
      5,800   Basic Energy Services, Inc. *                              156,136
      3,300   Cabot Oil & Gas Corp.                                      145,233
      3,000   Carrizo Oil & Gas, Inc. *                                  151,020
      1,700   Comstock Resources, Inc. *                                 103,717
      1,400   Dawson Geophysical Co. *                                    91,882
      3,100   Dril-Quip, Inc. *                                          167,834
      5,800   Hercules Offshore, Inc. *                                  144,826
      2,900   IHS, Inc., Class A *                                       180,467
      6,700   International Coal Group, Inc. *                            70,149
      4,900   ION Geophysical Corp. *                                     78,253
      1,300   Lufkin Industries, Inc.                                    115,960
      2,900   Massey Energy Co.                                          215,325
      3,800   NATCO Group, Inc., Class A *                               181,070
      3,800   Oceaneering International, Inc. *                          230,432
      3,300   Penn Virginia Corp.                                        200,475
      6,100   Petroquest Energy, Inc. *                                  127,307
      2,600   Superior Energy Services, Inc. *                           123,318
      2,800   W-H Energy Services, Inc. *                                256,284
      2,400   Walter Industries, Inc.                                    251,688
                                                                    ------------
                                                                       3,236,957
                                                                    ------------
              FINANCIALS - 8.46%
        700   Affiliated Managers Group, Inc. *                           60,480
      1,000   Alexandria Real Estate Equities, Inc., REIT                103,260
      3,500   American Physicians Capital, Inc.                          174,230
      3,400   Corporate Office Properties Trust SBI MD, REIT             132,192
      2,600   Digital Realty Trust, Inc., REIT                           111,566
      1,700   EastGroup Properties, Inc., REIT                            78,880
      3,100   First Industrial Realty Trust, Inc., REIT                   76,849
     12,800   GFI Group, Inc.                                            129,152
      3,600   Greenhill & Co., Inc.                                      221,148
      3,400   Highwoods Properties, Inc., REIT                           124,100
      2,100   Home Properties, Inc., REIT                                115,542
      4,000   Mid-America Apartment Communities, Inc., REIT              229,880
      2,900   Nationwide Health Properties, Inc. REIT                    107,619
      3,900   optionsXpress Holdings, Inc.                                96,759
      3,800   Signature Bank/New York NY *                               111,834
      2,500   Tower Group, Inc.                                           56,950
      4,100   Waddell & Reed Financial, Inc., Class A                    136,940
      3,400   Washington Real Estate Investment Trust, REIT              116,484
                                                                    ------------
                                                                       2,183,865
                                                                    ------------
              HEALTH CARE - 19.13%
      3,100   Acorda Therapeutics, Inc. *                                101,711
      1,600   Alexion Pharmaceuticals, Inc. *                            150,000
      6,300   Alkermes, Inc. *                                            99,225
      4,900   AMN Healthcare Services, Inc. *                             92,610
      3,300   BioMarin Pharmaceutical, Inc. *                            107,415
      5,100   Bruker Corp. *                                              70,482
      3,200   Cepheid, Inc. *                                             54,784
      3,900   HMS Holdings Corp. *                                        97,032
      8,300   Hologic, Inc. *                                            153,301
      2,900   Icon PLC, ADR *                                            232,986
        600   Illumina, Inc. *                                            55,944
      3,200   Immucor, Inc. *                                             96,416
      4,900   inVentiv Health, Inc. *                                    118,384
      2,800   Inverness Medical Innovations, Inc.*                        94,388
      4,500   Isis Pharmaceuticals, Inc. *                                77,085
      2,400   Kendle International, Inc. *                                98,760
      4,200   KV Pharmaceutical Co., Class A *                            86,058
      3,000   Magellan Health Services, Inc. *                           125,250
      2,100   Martek Biosciences Corp. *                                  78,981
      5,000   Medcath Corp. *                                             93,350
      2,500   Medicines Co./The *                                         55,525
      6,000   Medicis Pharmaceutical Corp., Class A                      110,160
      2,600   MWI Veterinary Supply, Inc. *                               91,104
      3,800   Myriad Genetics, Inc. *                                    252,700
      3,700   Omnicell, Inc. *                                            60,125
      2,500   Onyx Pharmaceuticals, Inc. *                               101,250
      1,500   OSI Pharmaceuticals, Inc. *                                 78,945
      8,000   Parexel International Corp. *                              233,840
      5,300   Pediatrix Medical Group, Inc. *                            257,845
      2,800   Perrigo Co.                                                 98,644
      5,600   PharmaNet Development Group, Inc. *                        135,128
      5,100   PSS World Medical, Inc. *                                   85,476
      4,200   Psychiatric Solutions, Inc. *                              147,084
      3,400   SonoSite, Inc. *                                           111,384

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      2,200   STERIS Corp.                                          $     75,174
      4,800   Thoratec Corp. *                                            90,048
      7,300   Trizetto Group *                                           159,213
      4,300   Valeant Pharmaceuticals International *                     73,616
      1,700   Varian, Inc. *                                              83,980
      2,100   West Pharmaceutical Services, Inc.                          96,432
      5,400   Wright Medical Group, Inc. *                               170,046
      1,900   XenoPort, Inc. *                                            87,058
      6,300   Zoll Medical Corp. *                                       198,450
                                                                    ------------
                                                                       4,937,389
                                                                    ------------
              INDUSTRIALS - 23.39%
      7,500   AAR Corp. *                                                128,925
      2,600   Actuant Corp., Class A                                      79,196
      2,200   Acuity Brands, Inc.                                         89,892
      2,800   Advisory Board Co./The *                                   107,380
      2,700   Aecom Technology Corp. *                                    76,869
      3,100   Baldor Electric Co.                                        105,555
      2,400   Barnes Group, Inc.                                          54,216
      5,700   BE Aerospace, Inc. *                                       146,376
      2,900   Belden, Inc.                                               107,068
      5,800   Bucyrus International, Inc., Class A                       406,058
      3,400   Chart Industries, Inc. *                                   179,928
      3,700   Clarcor, Inc.                                              142,524
      2,500   Clean Harbors, Inc. *                                      195,100
      1,500   Energy Conversion Devices, Inc. *                          104,895
      2,800   EnPro Industries, Inc. *                                   100,828
      4,100   FTI Consulting, Inc. *                                     291,756
      2,300   Genesee & Wyoming, Inc., Class A *                          93,081
      5,200   Genesis Lease, Ltd., ADR                                    67,548
      5,400   Geo Group, Inc./The *                                      129,816
      3,500   GeoEye, Inc. *                                              75,775
      3,400   Healthcare Services Group                                   56,474
      2,900   HEICO Corp.                                                100,978
      5,600   Hexcel Corp. *                                             106,288
      2,900   HUB Group, Inc., Class A *                                 112,694
      5,600   Hudson Highland Group, Inc. *                               49,896
      2,300   II-VI, Inc. *                                               88,458
      1,000   Joy Global, Inc.                                            72,220
      2,700   Kaydon Corp.                                               128,034
      1,800   Kirby Corp. *                                               85,896
      4,600   Ladish Co., Inc. *                                          91,080
      1,800   Layne Christensen Co. *                                     82,206
        900   Lindsay Corp.                                               83,043
      4,500   LMI Aerospace, Inc. *                                       83,115
      2,600   Middleby Corp. *                                           121,680
      2,000   Mine Safety Appliances Co.                                  66,080
      4,200   RBC Bearings, Inc. *                                       139,734
      2,000   Robbins & Myers, Inc.                                      101,540
      9,400   SYKES Enterprises, Inc. *                                  166,004
      1,900   Titan International, Inc.                                   87,799
      4,600   TransDigm Group, Inc. *                                    169,326
      5,300   Triumph Group, Inc.                                        280,688
      1,400   URS Corp. *                                                 58,688
      1,400   Valmont Industries, Inc.                                   149,674
      9,200   Wabtec Corp.                                               510,600
      5,800   Waste Connections, Inc. *                                  211,062
      2,600   Watson Wyatt Worldwide, Inc., Class A                      150,644
                                                                    ------------
                                                                       3,036,687
                                                                    ------------
              INFORMATION TECHNOLOGY - 19.89%
      1,300   Anixter International, Inc. *                               88,439
      4,100   Ansoft Corp. *                                             146,411
      7,500   Ansys, Inc. *                                              344,100
      2,100   Atheros Communications, Inc. *                              65,100
      6,900   Blackboard, Inc. *                                         275,724
      2,900   Cabot Microelectonics Corp. *                              113,216
      2,000   CACI International, Inc., Class A *                         89,920
      4,100   Commvault Systems, Inc. *                                   62,443
      2,600   Comtech Telecommunications Corp. *                         127,738
      4,100   Cybersource Corp. *                                         72,775
     10,100   Dice Holdings, Inc. *                                       89,688
      2,200   Digital River, Inc. *                                       87,758
      2,350   Diodes, Inc. *                                              61,030
      5,100   EMS Technologies, Inc. *                                   105,621
      1,300   Equinix, Inc. *                                            105,768
      7,800   ExlService Holdings, Inc. *                                117,390
      8,900   Flir Systems, Inc. *                                       362,586
      7,900   Forrester Research, Inc. *                                 266,230
      6,800   i2 Technologies, Inc. *                                     87,788
      6,400   Informatica Corp. *                                        103,616
      1,500   Itron, Inc. *                                              138,495
      2,900   Jack Henry & Associates, Inc.                               62,611
      3,900   Kenexa Corp. *                                              72,891
      5,000   Liquidity Services, Inc. *                                  54,950
      7,600   Manhattan Associates, Inc. *                               186,504
      8,100   Micros Systems, Inc. *                                     256,608
      9,300   Microsemi Corp. *                                          241,428
      3,600   Netlogic Microsystems, Inc. *                              115,236
      5,400   Neutral Tandem, Inc. *                                      93,312
      6,600   Nice Systems, Ltd., ADR *                                  195,096
      6,400   Nuance Communication, Inc. *                                99,328
      2,800   Rofin-Sinar Technologies, Inc. *                            94,808
     15,700   SkillSoft PLC, ADR *                                       160,925
      1,200   Sohu.com, Inc. *                                            90,576
      3,100   Solera Holdings, Inc. *                                     89,869
      4,900   Standard Microsystems Corp. *                              129,948
      5,400   SuccessFactors, Inc. *                                      56,862
      3,300   Vocus, Inc. *                                              117,447
      3,900   Wright Express Corp. *                                     103,545
                                                                    ------------
                                                                       5,133,780
                                                                    ------------
              MATERIALS - 4.47%
      1,300   Airgas, Inc.                                                74,464
      1,800   Aptargroup, Inc.                                            69,660
      1,800   Century Aluminum Co. *                                     106,956
      1,100   FMC Corp.                                                   81,807
      1,500   Greif, Inc., Class A                                        91,260
      1,300   Owens-Illinois, Inc. *                                      54,912
      3,500   RTI International Metals, Inc. *                            95,410
      4,400   Silgan Holdings, Inc.                                      232,408
      6,400   Terra Industries, Inc.                                     345,600
                                                                    ------------
                                                                       1,152,477
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS (CONTINUED)
              TELECOMMUNICATION SERVICES - 0.79%
      3,800   Cbeyond, Inc. *                                       $     65,284
      5,800   NTELOS Holdings Corp.                                      138,678
                                                                    ------------
                                                                         203,962
                                                                    ------------
              UTILITIES - 0.43%
      2,100   ITC Holdings Corp.                                         109,452
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $24,713,761)                                      25,296,073
                                                                    ------------
INVESTMENT COMPANY - 1.80%

    465,999   SSgA Prime Money Market Fund                               465,999
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $465,999)                                            465,999
                                                                    ------------
TOTAL INVESTMENTS - 99.82%                                            25,762,072
(Cost $25,179,760**)                                                ------------

NET OTHER ASSETS AND LIABILITIES - 0.18%                                  45,449
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 25,807,521
                                                                    ============

------------------------------------------------
        *  Non-income producing.
       ** Aggregate cost for Federal tax purposes was $25,368,146. ADR American Depositary Receipt.
      PLC  Public Limited Company.
     REIT  Real Estate Investment Trust.

           The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS - 94.36%

              ARGENTINA - 0.41%
      9,100   Tenaris S.A., ADR                                     $    548,275
                                                                    ------------
              AUSTRALIA - 0.14%
     26,314   ABC Learning Centres, Ltd. (O)                              17,877
     18,398   Fairfax Media, Ltd. (O)                                     47,152
     12,625   James Hardie Industries N.V. (O)                            54,277
     28,939   Macquarie Infrastructure Group (O)                          69,003
                                                                    ------------
                                                                         188,309
                                                                    ------------
              AUSTRIA - 0.06%
      1,385   Andritz AG                                                  82,639
                                                                    ------------
              BAHRAIN - 0.08%
      3,089   Investcorp Bank BSC, GDR                                    80,283
        914   Investcorp Bank BSC, GDR (C)(L)                             23,755
                                                                    ------------
                                                                         104,038
                                                                    ------------
              BELGIUM - 0.11%
      5,590   Arseus N.V.                                                 67,046
        910   EVS Broadcast Equipment S.A.                                80,591
                                                                    ------------
                                                                         147,637
                                                                    ------------
              BRAZIL - 1.68%
     25,600   Banco do Brasil S.A.                                       410,188
     11,200   Cia de Concessoes Rodoviarias                              227,789
      7,270   Empresa Brasileira de Aeronautica S.A., ADR                222,171
      7,641   Iochpe Maxion S.A.                                         168,283
     43,590   JHSF Participacoes S.A.                                    192,002
     27,177   Redecard S.A.                                              506,587
     10,190   Souza Cruz S.A.                                            287,194
     11,430   Tam S.A., ADR                                              231,343
                                                                    ------------
                                                                       2,245,557
                                                                    ------------
              CANADA - 1.82%
      2,000   First Quantum Minerals, Ltd.                               137,468
     61,800   TELUS Corp.                                              2,289,893
                                                                    ------------
                                                                       2,427,361
                                                                    ------------
              CHINA - 0.11%
    446,000   Shougang Concord International
              Enterprises Co., Ltd.                                      147,839
                                                                    ------------
              EGYPT - 0.53%
      2,977   Eastern Tobacco                                            176,093
      6,742   Egyptian Co. for Mobile Services                           190,515
      2,941   Orascom Construction Industries                            215,287
     12,270   Orascom Telecom Holding S.A.E.                             130,826
                                                                    ------------
                                                                         712,721
                                                                    ------------
              FINLAND - 1.95%
      2,070   Konecranes OYJ                                              82,340
     85,900   Nokia OYJ                                                2,346,905
      4,000   Sampo OYJ, A Shares                                        100,510
      1,910   Vacon PLC (O)                                               75,968
                                                                    ------------
                                                                       2,605,723
                                                                    ------------
              FRANCE - 10.16%
     38,651   AXA S.A. (O)                                             1,141,087
     14,236   BNP Paribas                                              1,412,891
     50,500   Gdf Suez (O)                                             3,154,481
     21,600   Groupe Danone (O)                                        1,597,171
      1,237   Neopost S.A. (O)                                           122,644
     30,621   Sanofi-Aventis S.A. (O)                                  2,148,002
        954   Sechilienne-Sidec                                           75,695
     50,215   Total S.A. (O)                                           3,848,222
        756   Virbac S.A.                                                 65,831
                                                                    ------------
                                                                      13,566,024
                                                                    ------------
              GERMANY - 8.55%
     28,629   Adidas AG                                                1,759,141
      8,750   Allianz SE                                               1,483,292
      7,881   Compugroup Holding AG *                                     70,285
      1,870   CTS Eventim AG                                              66,039
     16,100   Daimler AG                                                 933,761
     18,800   E.ON AG                                                  3,585,618
      1,153   Pfeiffer Vacuum Technology AG                              102,821
      1,657   SGL Carbon AG *                                            110,861
     25,814   Siemens AG                                               3,165,306
      3,117   Symrise AG                                                  53,311
      1,221   Wincor Nixdorf AG                                           91,391
                                                                    ------------
                                                                      11,421,826
                                                                    ------------
              GREECE - 1.89%
     21,255   National Bank of Greece S.A.                             1,012,266
     38,690   OPAP S.A.                                                1,387,441
      4,216   Piraeus Bank S.A.                                          126,059
                                                                    ------------
                                                                       2,525,766
                                                                    ------------
              HONG KONG - 0.10%
     12,920   Esprit Holdings, Ltd.                                      138,082
                                                                    ------------
              HUNGARY - 0.13%
      3,817   OPT Bank Nyrt. *                                           176,311
                                                                    ------------
              INDIA - 1.20%
      3,750   Grasim Industries, Ltd.                                    155,606
     11,591   Hero Honda Motors, Ltd.                                    213,312
     25,416   Oil & Natural Gas Corp., Ltd.                              587,625
     17,520   Punjab National Bank, Ltd.                                 183,416
     38,246   Satyam Computer Services, Ltd.                             341,362
      3,899   State Bank of India, Ltd.                                  127,484
                                                                    ------------
                                                                       1,608,805
                                                                    ------------
              INDONESIA - 0.87%
    973,000   Bank Mandiri Persero Tbk PT                                316,692
    167,500   PT Astra International Tbk                                 413,483
     13,070   Telekomunikasi Indonesia Tbk PT, ADR                       431,049
                                                                    ------------
                                                                       1,161,224
                                                                    ------------
              IRELAND - 1.14%
      8,481   Anglo Irish Bank Corp. PLC                                  66,704
     52,987   CRH PLC                                                  1,363,142
      3,999   DCC PLC                                                     94,217
                                                                    ------------
                                                                       1,524,063
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS (CONTINUED)
              ISLE OF MAN - 0.06%
     28,559   Hansard Global PLC                                    $     73,394
                                                                    ------------
              ISRAEL - 0.50%
     57,870   Bank Hapoalim BM                                           240,334
     10,000   Delek Automotive Systems, Ltd.                             148,978
     15,382   Israel Chemicals, Ltd.                                     283,546
                                                                    ------------
                                                                         672,858
                                                                    ------------
              ITALY - 2.91%
     85,230   ENI SpA                                                  2,881,800
      8,421   MARR SpA                                                    74,116
    156,474   UniCredit SpA                                              932,018
                                                                    ------------
                                                                       3,887,934
                                                                    ------------
              JAPAN - 12.97%
      6,790   Amano Corp. (O)                                             56,522
      3,800   Asahi Pretec Corp. (O)                                     111,240
     20,900   Canon, Inc.                                                953,193
     44,750   Daito Trust Construction Co., Ltd.                       2,037,647
      3,660   Don Quijote Co., Ltd. (O)                                   68,171
        190   East Japan Railway Co.                                   1,484,024
      2,380   Hisamitsu Pharmaceutical Co., Inc.                          99,228
     35,800   HOYA Corp.                                                 728,938
      7,810   Ichiyoshi Securities Co., Ltd. (O)                          76,523
        114   Inpex Holdings, Inc.                                     1,143,376
      1,970   Jafco Co., Ltd. (O)                                         75,205
        465   Japan Tobacco, Inc.                                      2,172,395
     50,750   JSR Corp.                                                  899,090
         94   KK daVinci Advisors (O)*                                    36,571
      3,230   Konami Corp. (O)                                           101,735
      4,690   MISUMI Group, Inc.                                          88,562
     33,300   Mitsubishi Corp.                                           963,755
     21,200   Nidec Corp.                                              1,499,860
      5,390   Ohara, Inc.                                                 84,728
      6,620   OSG Corp. (O)                                               59,411
        188   Sumitomo Mitsui Financial Group, Inc. (O)                1,445,632
    154,400   Sumitomo Trust & Banking Co., Ltd./The                   1,051,926
      5,000   Suruga Bank, Ltd. (O)                                       62,193
      2,020   Sysmex Corp. (O)                                            82,662
      5,000   T Hasegawa Co., Ltd. (O)                                    77,032
     26,350   T&D Holdings, Inc.                                       1,653,473
      3,920   THK Co., Ltd. (O)                                           68,983
      2,910   Union Tool Co. (O)                                          77,706
      1,000   USS Co., Ltd.                                               66,505
                                                                    ------------
                                                                      17,326,286
                                                                    ------------
              MALAYSIA - 0.27%
     17,400   British American Tobacco Malaysia Bhd                      215,847
    158,200   PLUS Expressways Bhd                                       139,768
                                                                    ------------
                                                                         355,615
                                                                    ------------
              MEXICO - 0.84%
      7,739   Cemex SAB de C.V., ADR *                                   164,531
      5,390   Desarrolladora Homex SAB de C.V., ADR *                    301,301
      4,800   Fomento Economico Mexicano SAB de C.V., ADR                220,128
     10,194   Grupo Televisa S.A., ADR                                   229,263
     49,010   Kimberly-Clark de Mexico SAB de C.V., Class A              211,219
                                                                    ------------
                                                                       1,126,442
                                                                    ------------
              NETHERLANDS - 1.08%
      1,648   Advanced Metallurgical Group N.V. (O)*                     134,843
      1,977   Fugro N.V.                                                 140,147
     19,540   Heineken N.V. (O)                                          908,425
      5,291   Innoconcepts                                                81,165
      1,950   Koninklijke Boskalis Westminster N.V.                      104,380
      1,353   Ordina N.V. (O)                                             16,156
      2,577   SBM Offshore N.V.                                           57,588
                                                                    ------------
                                                                       1,442,704
                                                                    ------------
              NORWAY - 0.92%
      5,000   Acergy S.A.                                                 83,930
      7,270   ODIM ASA *                                                 129,569
      9,030   Songa Offshore ASA *                                       129,676
     59,100   Telenor ASA                                                891,393
                                                                    ------------
                                                                       1,234,568
                                                                    ------------
              PHILIPPINES - 0.42%
      9,960   Philippine Long Distance Telephone Co., ADR                566,226
                                                                    ------------
              PORTUGAL - 0.05%
     25,581   Banif SGPS S.A.                                             70,995
                                                                    ------------
              RUSSIA - 0.98%
        100   Eurasia Drilling Co., Ltd., GDR *                            2,051
      6,600   Eurasia Drilling Co., Ltd., GDR (C)(L)*                    135,366
      2,110   Evraz Group S.A., GDR                                      202,560
      6,150   Mobile Telesystems OJSC, ADR                               439,110
      4,422   Oriflame Cosmetics S.A., SDR                               286,418
     83,852   TNK-BP Holding                                             163,511
        540   Vsmpo-Avisma Corp.                                          75,600
                                                                    ------------
                                                                       1,304,616
                                                                    ------------
              SINGAPORE - 2.66%
     14,900   Cosco Corp. Singapore, Ltd., ADR                           162,410
     88,000   DBS Group Holdings, Ltd.                                 1,228,949
     23,000   Ezra Holdings, Ltd.                                         33,537
    817,300   Singapore Telecommunications, Ltd.                       2,133,346
                                                                    ------------
                                                                       3,558,242
                                                                    ------------
              SOUTH AFRICA - 2.38%
     24,890   Aquarius Platinum, Ltd.                                    245,149
      1,139   Eqstra Holdings, Ltd. *                                      1,791
     21,139   Imperial Holdings, Ltd. *                                  127,364
     13,436   Kumba Iron Ore, Ltd.                                       467,309
     26,018   Massmart Holdings, Ltd.                                    266,842
     17,695   Murray & Roberts Holdings, Ltd.                            230,209
      9,263   Naspers, Ltd.                                              225,008

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                             --------

COMMON STOCKS (CONTINUED)
              SOUTH AFRICA (CONTINUED)
     27,368   Nedbank Group, Ltd.                                   $    384,994
     80,165   Pretoria Portland Cement Co., Ltd.                         370,632
    108,627   Sanlam, Ltd.                                               259,182
     95,818   Steinhoff International Holdings, Ltd.                     208,410
     96,837   Truworths International, Ltd.                              384,951
                                                                    ------------
                                                                       3,171,841
                                                                    ------------
              SOUTH KOREA - 2.18%
        247   Amorepacific Corp.                                         156,686
      1,842   GS Engineering & Construction Corp.                        181,559
        903   Hite Brewery Co., Ltd. *                                   165,066
      1,141   Hite Brewery Co., Ltd.                                      50,931
     14,107   Kookmin Bank                                               808,464
      2,069   Samsung Electronics Co., Ltd., GDR (C)                     572,327
     12,011   Shinhan Financial Group Co., Ltd.                          561,398
     13,360   Woongjin Coway Co., Ltd.                                   420,182
                                                                    ------------
                                                                       2,916,613
                                                                    ------------
              SPAIN - 1.34%
     84,750   Banco Santander S.A. (O)                                 1,634,636
      2,410   Codere S.A. *                                               48,848
      3,980   Indra Sistemas S.A. (O)                                    106,075
                                                                    ------------
                                                                       1,789,559
                                                                    ------------
              SWEDEN - 1.85%
     11,557   Duni AB                                                     80,184
      6,890   Elekta AB, B Shares (O)                                    145,337
      4,363   Getinge AB, B Shares (O)                                   101,402
      3,500   Indutrade AB                                                62,443
      9,420   KappAhl Holding AB (O)*                                     64,579
    192,260   Telefonaktiebolaget LM Ericsson, B Shares (O)            2,014,948
                                                                    ------------
                                                                       2,468,893
                                                                    ------------
              SWITZERLAND - 10.32%
      1,370   Bank Sarasin & Cie AG, Series B                             62,047
        380   Burckhardt Compression Holding AG                          103,271
        733   Dufry Group                                                 52,218
      2,136   Gottex Fund Management Holdings, Ltd.                       59,882
     59,570   Nestle S.A.                                              2,607,456
     83,285   Novartis AG                                              4,930,606
     13,980   Roche Holding AG                                         2,578,465
      3,275   Swisscom AG                                              1,055,598
      1,981   Swissquote Group Holding S.A.                               76,127
     64,000   UBS AG *                                                 1,223,148
      3,927   Zurich Financial Services AG                             1,030,474
                                                                    ------------
                                                                      13,779,292
                                                                    ------------
              TAIWAN - 0.62%
    169,000   Advanced Semiconductor Engineering, Inc.                   145,253
     50,073   Advantech Co., Ltd.                                        107,420
     52,664   HON HAI Precision Industry Co., Ltd.                       254,051
      4,000   Novatek Microelectronics Corp., Ltd.                         9,141
    168,154   Taiwan Semiconductor Manufacturing Co., Ltd.               304,968
                                                                    ------------
                                                                         820,833
                                                                    ------------
              TURKEY - 0.92%
     16,859   Ford Otomotiv Sanayi AS                                    142,991
     69,523   Turkcell Iletisim Hizmet AS                                535,331
      4,392   Turkcell Iletisim Hizmet AS, ADR                            84,766
    100,678   Turkiye Is Bankasi, Series C                               465,459
                                                                    ------------
                                                                       1,228,547
                                                                    ------------
              UNITED KINGDOM - 20.16%
     14,773   Ashmore Group PLC                                           72,579
    317,300   BAE Systems PLC                                          2,819,676
     36,300   BG Group PLC                                               829,908
    243,491   BP PLC                                                   2,498,993
     30,820   British American Tobacco PLC                             1,111,028
      5,144   Charter PLC                                                 86,367
      2,442   Chemring Group PLC                                         114,970
    110,400   Diageo PLC                                               1,918,783
     17,022   Filtrona PLC                                                52,794
     79,120   GlaxoSmithKline PLC                                      1,840,588
     38,392   Hampson Industries PLC                                     131,171
    109,100   HSBC Holdings PLC                                        1,803,712
     68,948   Imperial Tobacco Group PLC                               2,581,018
      5,860   Intertek Group PLC                                         116,858
      9,839   Man Group PLC                                              118,764
     77,908   National Grid PLC                                        1,025,964
    585,578   Old Mutual PLC                                           1,115,997
    125,300   Prudential PLC                                           1,342,725
     20,100   Reckitt Benckiser PLC                                    1,097,789
     50,679   Regus Group PLC                                             69,260
     45,713   Sepura, Ltd.                                                72,819
    213,400   Tesco PLC                                                1,515,112
     54,900   Unilever PLC                                             1,502,372
      6,977   Victrex PLC                                                112,072
  1,111,092   Vodafone Group PLC                                       2,981,002
                                                                    ------------
                                                                      26,932,321
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $128,517,117)                                    126,059,979
                                                                    ------------
COMMON STOCK UNIT - 0.04%

              IRELAND - 0.04%
      9,243   Grafton Group PLC *                                         54,393
                                                                    ------------
              TOTAL COMMON STOCK UNIT
              (Cost $87,639)                                              54,393
                                                                    ------------

PREFERRED STOCKS - 0.85%

              BRAZIL - 0.77%
     18,903   AES Tiete S.A.                                             222,637
      4,367   Cia Energetica de Minas Gerais                             103,564
     10,354   Cia Vale do Rio Doce                                       270,004
     57,700   Klabin S.A.                                                198,165
     15,900   Suzano Papel e Celulose S.A.                               237,003
                                                                    ------------
                                                                       1,031,373
                                                                    ------------
              GERMANY - 0.08%
      1,292   Fuchs Petrolub AG                                          107,188
                                                                    ------------
              TOTAL PREFERRED STOCKS
              (Cost $841,828)                                          1,138,561
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                                            (Note 1)
-----------                                                         ------------

CERTIFICATE OF DEPOSIT - 0.71%
              UNITED STATES - 0.71%
$   947,753   State Street Eurodollar
              0.500%, due 08/01/08                                  $    947,753
                                                                    ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $947,753)                                            947,753
                                                                    ------------
   Shares
-----------

INVESTMENT COMPANY - 4.53%

              UNITED STATES - 4.53%
  6,056,361   SSgA Prime Money Market Fund                             6,056,361
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $6,056,361)                                        6,056,361
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN - 6.78%

              UNITED STATES - 6.78%
  9,057,363   State Street Navigator Securities
              Lending Prime Portfolio (I)                              9,057,363
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $9,057,363)                                        9,057,363
                                                                    ------------

TOTAL INVESTMENTS - 107.27%                                          143,314,410
(Cost $145,508,061**)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (7.27)%                            (9,720,076)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $133,594,334
                                                                    ============

------------------------------------------------
        *  Non-income producing.
       **  Aggregate cost for Federal tax purposes was $146,025,119.
      (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
      (I) Represents investments of cash collateral received in connection with securities lending.
      (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).
      (O)  All (or portion of security) on loan.
      ADR  American Depositary Receipt.
      GDR  Global Depositary Receipt.
      PLC  Public Limited Company.
      SDR  Swedish Depositary Receipt.

OTHER INFORMATION:
Industry Concentration

                                                       % of Net Assets
                                                       ---------------
Commercial Banks                                                  9.4%
Oil, Gas & Consumable Fuels                                       9.1%
Pharmaceuticals                                                   8.7%
Insurance                                                         6.1%
Tobacco                                                           4.9%
Net Other Assets & Liabilities                                    4.7%
Wireless Telecommunication Services                               4.7%
Food Products                                                     4.3%
Diversified Telecommunication Services                            4.0%
Electric Utilities                                                3.7%
Communications Equipment                                          3.4%
Aerospace & Defense                                               2.5%
Beverages                                                         2.4%
Electrical Equipment                                              2.4%
Gas Utilities                                                     2.4%
Electronic Equipment & Instruments                                2.4%
Metals & Mining                                                   1.7%
Real Estate Management & Development                              1.7%
Textiles, Apparel & Luxury Goods                                  1.7%
Diversified Financial Services                                    1.6%
Construction Materials                                            1.5%
Food & Staples Retailing                                          1.4%
Capital Markets                                                   1.3%
Automobiles                                                       1.3%
Road & Rail                                                       1.1%
Hotels, Restaurants & Leisure                                     1.1%
Chemicals                                                         1.1%
Household Products                                                1.0%
Distributors                                                      0.8%
Office Electronics                                                0.8%
IT Services                                                       0.7%
Machinery                                                         0.6%
Construction & Engineering                                        0.5%
Commercial Services & Supplies                                    0.5%
Household Durables                                                0.4%
Personal Products                                                 0.4%
Media                                                             0.4%
Semiconductors & Semiconductor Equipment                          0.3%
Industrial Conglomerates                                          0.3%
Transportation Infrastructure                                     0.3%
Paper & Forest Products                                           0.3%
Health Care Equipment & Supplies                                  0.3%
Energy Equipment & Services                                       0.3%
Specialty Retail                                                  0.2%
Building Products                                                 0.2%
Air Freight & Logistics                                           0.2%
Computers & Peripherals                                           0.2%
Auto Components                                                   0.1%
Marine                                                            0.1%
Software                                                          0.1%
Multi-Utilities                                                   0.1%
Health Care Technology                                            0.1%
Multiline Retail                                                  0.1%
Leisure Equipment & Products                                      0.1%
                                                                ------
                                                                100.0%
                                                                ======

The industry classification method used for purposes of this report may differ from the industry sub-classification(s) used for Trust compliance purposes.

              See accompanying Notes to Portfolios of Investments.
--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

GENERAL INFORMATION

The MEMBERS Mutual Funds (the "Trust") is a diversified, open-end, management investment company consisting of separate investment portfolios or funds (individually, a "fund," and collectively, the "Funds") each of which has a different investment objective and policies. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (collectively, the "Target Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds," in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or listed and traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Target Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds' Valuation Committee (the "Valuation Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values using the current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair' value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAX: In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 became effective for regulated investment companies as of the last business day of the first semi-annual reporting period for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. As required, FIN 48 was adopted effective April 30, 2007 for the Small Cap Value and Small Cap Growth Funds, as these funds commenced operations after the effective date of FIN 48, and effective April 30, 2008 for all other MEMBERS funds. No material uncertain tax positions existed at the time of adoption or as of July 31, 2008. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of July 31, 2008. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major jurisdictions include tax years ended October 31, 2004 through October 31, 2007.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of July 31, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Cash Reserve Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign market securities.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of July 31, 2008, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of July 31, 2008, none of the funds had open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or other liquid securities,

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of July 31, 2008, the Bond Fund entered into such a transaction, the market value of which is identified in the fund's Portfolio of Investments.

NEW ACCOUNTING PRONOUNCEMENTS: In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds, and is not in a position at this time to estimate the significance of their impacts, if any, on the Funds' financial statements. In March 2008, the FASB also issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161").FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

2. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

Each fund, except the Cash Reserves, Small Cap Value, Small Cap Growth, and Target Allocation Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At July 31, 2008, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $491,625, $822,140, $503,350, $822,964, $1,112,454, $432,159 and $34,585,
respectively. The value of all cash collateral is included within the Portfolio of Investments. The value of securities on loan at July 31, 2008 is as follows:

FUND                    VALUE OF SECURITIES ON LOAN        FUND                     VALUE OF SECURITIES ON LOAN
----                    ---------------------------        ----                     ---------------------------
Bond                           $ 31,321,854                Large Cap Growth                 $ 15,627,268
High Income                      10,217,031                Mid Cap Value                      12,327,021
Diversified Income               16,737,388                Mid Cap Growth                     20,895,680
Large Cap Value                  17,582,072                International Stock                 8,652,666

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

4. TAX INFORMATION

At July 31, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                             APPRECIATION            DEPRECIATION               NET
----                             ------------            ------------               ---
Conservative Allocation           $      -                ($1,610,562)          ($1,610,562)
Moderate Allocation                    72,034              (6,498,214)           (6,426,180)
Aggressive Allocation                  39,029              (2,725,270)           (2,686,241)
Bond                                1,864,931              (3,345,708)           (1,480,777)
High Income                           198,879              (2,531,632)           (2,332,753)
Diversified Income                  3,176,975              (8,241,651)           (5,064,676)
Large Cap Value                    18,362,834             (19,971,138)           (1,608,304)
Large Cap Growth                   11,033,988              (9,635,942)            1,398,046
Mid Cap Value                       1,825,605              (4,923,109)           (3,097,504)
Mid Cap Growth                      1,164,643              (8,549,637)           (7,384,994)
Small Cap Value                       942,634              (2,499,083)           (1,556,449)
Small Cap Growth                    2,227,757              (1,833,831)              393,926
International Stock                 6,520,558              (9,231,267)           (2,710,709)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

6. AFFILIATED COMPANY TRANSACTIONS

The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the nine-month period ended July 31, 2008 follows:

                                Balance of
                               Shares Held                         Balance of
                                   at          Gross      Gross    Shares Held      Value at     Realized     Distributions
Fund/Underlying Fund            10/31/2007   Additions    Sales   at 07/31/2008    07/31/2008   Gain (Loss)    Received(2)
--------------------           -----------   ---------    -----   -------------    ----------   -----------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
Class Y                           233,009      303,252   43,941         492,320    $4,775,503        $2,427        $111,279
MEMBERS High Income
Fund Class Y                      125,542      422,682   34,519         513,705     3,462,373       (19,157)        144,193
MEMBERS International
Stock Fund Class Y                 60,311      231,082   21,210         270,183     3,253,008       (33,184)        168,190
MEMBERS Large Cap
Growth Fund Class Y(1)            132,226      211,204   30,175         313,255     4,711,348        22,992               -
MEMBERS Large Cap
Value Fund Class Y                 97,986      115,329   12,745         200,570     2,699,676       (13,501)         35,972
MEMBERS Mid Cap
Growth Fund Class Y                95,269      139,715   17,676         217,308     1,332,095        (3,323)          5,224
---------------------------------------------------------------------------------------------------------------------------
  TOTALS                                                                          $20,234,003      ($43,746)       $464,858

        (1) Non-income producing.
        (2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                Balance of
                               Shares Held                         Balance of
                                   at          Gross      Gross    Shares Held      Value at     Realized     Distributions
Fund/Underlying Fund            10/31/2007   Additions    Sales   at 07/31/2008    07/31/2008   Gain (Loss)    Received(2)
--------------------           -----------   ---------    -----   -------------    ----------   -----------   -------------
MODERATE ALLOCATION FUND
MEMBERS Bond Fund
Class Y                           757,733      335,649   141,681        951,701    $9,231,498       $10,963        $263,164
MEMBERS High Income
Fund Class Y                      676,118      278,025   256,489        697,654     4,702,185      (114,703)        274,019
MEMBERS International
Stock Fund Class Y                570,270      821,903   366,882      1,025,291    12,344,505       143,796         794,701
MEMBERS Large Cap
Growth Fund Class Y(1)            502,938      416,375    69,843        849,470    12,776,033        50,477               -
MEMBERS Large Cap
Value Fund Class Y                485,037      140,933   292,118        333,852     4,493,653      (231,395)        170,570
MEMBERS Mid Cap
Growth Fund Class Y               770,538      303,962   185,923        888,577     5,446,975       (12,983)         41,620
MEMBERS Mid Cap
Value Fund Class Y                236,163       60,007   296,170              -             -      (738,091)        356,854
MEMBERS Small Cap
Growth Fund Class Y               313,907      134,791    52,975        395,723     3,700,009       (44,517)         41,969
MEMBERS Small Cap
Value Fund Class Y                238,886       58,521    31,161        266,246     2,428,163       (41,826)         68,797
---------------------------------------------------------------------------------------------------------------------------
  TOTALS                                                                          $55,123,021     ($978,279)     $2,011,694

AGGRESSIVE ALLOCATION FUND
MEMBERS International
Stock Fund Class Y                373,202      221,757   241,114        353,845    $4,260,288       $79,256        $517,554
MEMBERS Large Cap
Growth Fund Class Y(1)            212,775      135,065    35,428        312,412     4,698,671        12,450               -
MEMBERS Large Cap
Value Fund Class Y                209,586       57,277   163,603        103,260     1,389,882      (153,771)         72,606
MEMBERS Mid Cap
Growth Fund Class Y               359,897      184,475    68,308        476,064     2,918,274       (17,209)         19,760
MEMBERS Mid Cap
Value Fund Class Y                149,533       42,490   192,023              -             -      (454,611)        222,424
MEMBERS Small Cap
Growth Fund Class Y               166,322       81,954    25,644        222,632     2,081,613       (31,240)         21,930
MEMBERS Small Cap
Value Fund Class Y                168,833       43,039    75,116        136,756     1,247,213      (106,837)         47,155
---------------------------------------------------------------------------------------------------------------------------
  TOTALS                                                                          $16,595,941     ($671,962)       $901,429

        (1) Non-income producing.
        (2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

  BY:  /s/ David P. Marks
       -------------------------
       David P. Marks
       President

DATE: 09/25/08
      --------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

  BY:  /s/ David P. Marks
       -------------------------
       David P. Marks
       President, MEMBERS Mutual Funds

DATE: 09/25/08
      --------

  BY:  /s/ Holly S. Baggot
       -------------------------
       Holly S. Baggot
       Treasurer, MEMBERS Mutual Funds

DATE: 09/25/08
      --------

                                  EXHIBIT LIST

Exhibit 99.1 Certification of David P. Marks (principal executive officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.

Exhibit 99.2 Certification of Holly S. Baggot (principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, is filed herewith.